                                                                            2004


Nationwide/(R)/ Variable Account-8
December 31, 2004


[LOGO OF THE BEST OF AMERICA]


                                                                   Annual Report

--------------------------------------------------------------------------------

                                                    [LOGO OF THE NATIONWIDE]

                                               Nationwide Life Insurance Company
                                                  Home Office: Columbus, Ohio

APO-4739-12/04

                          NATIONWIDE VARIABLE ACCOUNT-8

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 2004

Assets:
  Investments at fair value:
    American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
     384,457 shares (cost $2,562,280) ..................................................   $  2,814,227
    American Century VP - International Fund - Class I (ACVPInt)
     663,762 shares (cost $6,644,915) ..................................................      4,878,648
    American Century VP - International Fund - Class III (ACVPInt3)
     66,323 shares (cost $368,843) .....................................................        488,135
    American Century VP - Ultra/(R)/ Fund - Class I (ACVPUltra)
     4,290 shares (cost $40,247) .......................................................         43,588
    American Century VP - Value Fund - Class I (ACVPVal)
     697,707 shares (cost $4,897,890) ..................................................      6,104,937
    Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
     6,615 shares (cost $80,998) .......................................................         88,636
    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
     33,260 shares (cost $447,084) .....................................................        518,528
    Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
     125,642 shares (cost $4,549,401) ..................................................      3,162,397
    Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
     101,085 shares (cost $3,706,198) ..................................................      3,594,576
    Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
     422,696 shares (cost $4,735,760) ..................................................      4,932,860
    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
     479,709 shares (cost $10,876,215) .................................................     12,127,037
    Fidelity/(R)/ VIP - Growth Portfolio - Service Class (FidVIPGrS)
     608,011 shares (cost $27,412,441) .................................................     19,383,385
    Fidelity/(R)/ VIP - High Income Portfolio - Service Class (FidVIPHIS)
     271,250 shares (cost $1,746,013) ..................................................      1,890,612
    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class (FidVIPOvS)
     152,644 shares (cost $3,078,985) ..................................................      2,662,104
    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class R (FidVIPOvSR)
     25,833 shares (cost $411,192) .....................................................        450,272
    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class (FidVIPConS)
     598,993 shares (cost $13,968,871) .................................................     15,891,289
    Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
     123,874 shares (cost $2,258,943) ..................................................      1,988,179
    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
     20,864 shares (cost $262,017) .....................................................        293,974
    Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
     88,718 shares (cost $951,217) .....................................................      1,022,923
    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
     489,046 shares (cost $6,614,902) ..................................................      8,118,168
    Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
     12,636 shares (cost $137,003) .....................................................        136,843
    Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
     122,608 shares (cost $943,909) ....................................................      1,005,387

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8

    Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGITech)
     550 shares (cost $2,150) ......................................................   $       2,127
    Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGITech3)
     1,768 shares (cost $6,148) ....................................................           6,897
    Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
     1,259,228 shares (cost $15,010,434) ...........................................      14,632,224
    Gartmore GVIT Growth Fund - Class I (GVITGrowth)
     99,002 shares (cost $1,638,368) ...............................................       1,065,262
    Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg)
     61,391 shares (cost $656,355) .................................................         707,225
    Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon)
     135,038 shares (cost $1,374,532) ..............................................       1,411,151
    Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod)
     264,097 shares (cost $2,640,149) ..............................................       2,973,728
    Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
     156,349 shares (cost $1,531,749) ..............................................       1,801,144
    Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
     222,700 shares (cost $2,228,384) ..............................................       2,429,652
    Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
     1,268 shares (cost $7,681) ....................................................           9,076
    Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
     7,247 shares (cost $40,887) ...................................................          51,961
    Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
     70,258 shares (cost $2,656,457) ...............................................       1,738,181
    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
     9,433,502 shares (cost $9,433,502) ............................................       9,433,502
    Gartmore GVIT Nationwide/(R)/ Fund - Class I (GVITNWFund)
     779,198 shares (cost $8,501,748) ..............................................       8,672,478
    Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
     108,270 shares (cost $1,722,404) ..............................................       1,592,655
    Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
     272,464 shares (cost $2,760,225) ..............................................       3,438,494
    Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
     197,822 shares (cost $4,136,770) ..............................................       4,541,982
    Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
     69,588 shares (cost $852,993) .................................................         750,164
    Gartmore GVIT Worldwide Leaders Fund - Class III (GVITWLead3)
     16,364 shares (cost $142,844) .................................................         176,404
    Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
     101,171 shares (cost $2,287,453) ..............................................       2,467,568
    Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
     23,166 shares (cost $78,590) ..................................................          83,862
    Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
     253,196 shares (cost $1,432,345) ..............................................         898,847
    Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
     6,189 shares (cost $118,724) ..................................................         167,735
    Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
     72,083 shares (cost $1,944,452) ...............................................       1,941,903
    JPMorgan Series Trust II - JPMorgan Mid Cap Value Portfolio (JPMSTMidCap)
      4,474 shares (cost $102,218) .................................................         115,957

                                                                     (Continued)
                                        3

                          NATIONWIDE VARIABLE ACCOUNT-8

    Neuberger Berman AMT - Guardian Portfolio - I Class (NBAMTGuard)
     51,336 shares (cost $731,453) .................................................   $     830,105
    Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I Class (NBAMTMCGr)
     178,312 shares (cost $4,086,586) ..............................................       3,179,306
    Neuberger Berman AMT - Partners Portfolio/(R)/ - I Class (NBAMTPart)
     39,748 shares (cost $596,638) .................................................         728,191
    Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
     141,481 shares (cost $9,121,767) ..............................................       6,220,935
    Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
     279,035 shares (cost $11,892,083) .............................................      10,321,522
    Oppenheimer Main Street Fund/(R)//VA - Initial Class (OppMSFund)
     517,974 shares (cost $10,826,904) .............................................      10,794,571
    Salomon Brothers VSF Inc. - All Cap Fund - Class I (SalBrCap)
     892,833 shares (cost $13,576,453) .............................................      15,026,384
    Salomon Brothers VSF Inc. - High Yield Bond Fund - Class I (SalBrHYBd)
     279,503 shares (cost $2,445,746) ..............................................       2,761,488
    Salomon Brothers VSF Inc. - Investors Fund - Class I (SalBrInv)
     473,503 shares (cost $6,087,795) ..............................................       6,539,082
    Salomon Brothers VSF Inc. - Total Return Fund - Class I (SalBrTotRet)
     358,190 shares (cost $3,719,030) ..............................................       4,036,796
    Van Eck WIT - Worldwide Emerging Markets Fund - Class R1 (VEWrldEMktR1)
     17,404 shares (cost $202,017) .................................................         264,718
    Van Eck WIT - Worldwide Emerging Markets Fund - Initial Class (VEWrldEMkt)
     93,716 shares (cost $1,056,132) ...............................................       1,425,424
    Van Eck WIT - Worldwide Hard Assets Fund - Class R1 (VEWrldHAsR1)
     42 shares (cost $659) .........................................................             764
    Van Eck WIT - Worldwide Hard Assets Fund - Initial Class (VEWrldHAs)
     10,830 shares (cost $126,612) .................................................         198,839
    Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (VKEmMkt)
     22,217 shares (cost $171,998) .................................................         197,512
    Van Kampen UIF - U.S. Real Estate Portfolio - Class I (VKUSRealEst)
     100,717 shares (cost $1,329,008) ..............................................       2,062,685
                                                                                        -------------
      Total investments .............................................................     217,295,206
  Accounts receivable ...............................................................          17,396
                                                                                        -------------
      Total assets ..................................................................     217,312,602
Accounts payable ....................................................................               -
                                                                                        -------------
Contract owners' equity (note 4) ....................................................   $ 217,312,602
                                                                                        =============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT- 8
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004

                                                              Total            ACVPIncGr          ACVPInt           ACVPInt3
                                                          ---------------   ---------------   ---------------   ---------------
Investment activity:
  Reinvested dividends ................................   $     2,771,185            36,031            26,150             2,338
  Mortality and expense risk charges (note 2) .........        (2,974,532)          (36,370)          (65,505)           (5,934)
                                                          ---------------   ---------------   ---------------   ---------------
    Net investment income (loss) ......................          (203,347)             (339)          (39,355)           (3,596)
                                                          ---------------   ---------------   ---------------   ---------------
  Proceeds from mutual fund shares sold ...............        27,039,770           174,905           593,339            99,466
  Cost of mutual fund shares sold .....................       (31,942,715)         (202,633)       (1,029,156)          (86,255)
                                                          ---------------   ---------------   ---------------   ---------------
    Realized gain (loss) on investments ...............        (4,902,945)          (27,728)         (435,817)           13,211
  Change in unrealized gain (loss)
   on investments .....................................        20,522,049           312,748         1,059,816            45,527
                                                          ---------------   ---------------   ---------------   ---------------
    Net gain (loss) on investments ....................        15,619,104           285,020           623,999            58,738
                                                          ---------------   ---------------   ---------------   ---------------
  Reinvested capital gains ............................         1,592,984                 -                 -                 -
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .................   $    17,008,741           284,681           584,644            55,142
                                                          ===============   ===============   ===============   ===============

                                                             ACVPUltra          ACVPVal           CSLCapV         DrySmCapIxS
                                                          ---------------   ---------------   ---------------   ---------------
Investment activity:
  Reinvested dividends ................................                 -            56,813               441             1,771
  Mortality and expense risk charges (note 2) .........              (418)          (80,518)           (1,824)           (5,015)
                                                          ---------------   ---------------   ---------------   ---------------
    Net investment income (loss) ......................              (418)          (23,705)           (1,383)           (3,244)
                                                          ---------------   ---------------   ---------------   ---------------
  Proceeds from mutual fund shares sold ...............            15,428           815,819           106,116            77,506
  Cost of mutual fund shares sold .....................           (13,754)         (682,784)          (97,613)          (53,931)
                                                          ---------------   ---------------   ---------------   ---------------
    Realized gain (loss) on investments ...............             1,674           133,035             8,503            23,575
  Change in unrealized gain (loss)
   on investments .....................................             2,211           536,821             1,562            42,976
                                                          ---------------   ---------------   ---------------   ---------------
    Net gain (loss) on investments ....................             3,885           669,856            10,065            66,551
                                                          ---------------   ---------------   ---------------   ---------------
  Reinvested capital gains ............................                 -            44,070                 -             9,959
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .................             3,467           690,221             8,682            73,266
                                                          ===============   ===============   ===============   ===============

                                                              DrySRGro         DryVIFApp         FedQualBd         FidVIPEIS
                                                          ---------------   ---------------   ---------------   ---------------
Investment activity:
  Reinvested dividends ................................   $        12,242            59,355           209,124           169,081
  Mortality and expense risk charges (note 2) .........           (47,278)          (50,392)          (71,376)         (164,295)
                                                          ---------------   ---------------   ---------------   ---------------
    Net investment income (loss) ......................           (35,036)            8,963           137,748             4,786
                                                          ---------------   ---------------   ---------------   ---------------
  Proceeds from mutual fund shares sold ...............           667,824           295,219           721,746         1,104,087
  Cost of mutual fund shares sold .....................        (1,077,345)         (337,367)         (658,260)       (1,131,964)
                                                          ---------------   ---------------   ---------------   ---------------
    Realized gain (loss) on investments ...............          (409,521)          (42,148)           63,486           (27,877)
  Change in unrealized gain (loss)
   on investments .....................................           587,326           156,177          (137,877)        1,080,631
                                                          ---------------   ---------------   ---------------   ---------------
    Net gain (loss) on investments ....................           177,805           114,029           (74,391)        1,052,754
                                                          ---------------   ---------------   ---------------   ---------------
  Reinvested capital gains ............................                 -                 -            45,900            42,768
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .........   $       142,769           122,992           109,257         1,100,308
                                                          ===============   ===============   ===============   ===============

                                                             FidVIPGrS         FidVIPHIS         FidVIPOvS        FidVIPOvSR
                                                          ---------------   ---------------   ---------------   ---------------
Investment activity:
  Reinvested dividends ................................            33,169           145,482            27,596             2,978
  Mortality and expense risk charges (note 2) .........          (278,196)          (26,140)          (35,334)           (5,313)
                                                          ---------------   ---------------   ---------------   ---------------
    Net investment income (loss) ......................          (245,027)          119,342            (7,738)           (2,335)
                                                          ---------------   ---------------   ---------------   ---------------
  Proceeds from mutual fund shares sold ...............         2,027,787           230,494           208,874           201,962
  Cost of mutual fund shares sold .....................        (3,261,981)         (282,509)         (306,281)         (149,627)
                                                          ---------------   ---------------   ---------------   ---------------
    Realized gain (loss) on investments ...............        (1,234,194)          (52,015)          (97,407)           52,335
  Change in unrealized gain (loss)
   on investments .....................................         1,781,319            75,511           390,182           (13,768)
                                                          ---------------   ---------------   ---------------   ---------------
    Net gain (loss) on investments ....................           547,125            23,496           292,775            38,567
                                                          ---------------   ---------------   ---------------   ---------------
  Reinvested capital gains ............................                 -                 -                 -                 -
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .........           302,098           142,838           285,037            36,232
                                                          ===============   ===============   ===============   ===============

                                                                     (Continued)
                                        5

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                            FidVIPConS         FidVIPGrOpS         FidVIPValS         GVITCVal
                                                          ---------------    ---------------    ---------------    ---------------
Investment activity:
  Reinvested dividends ................................   $        39,293              9,464                  -             11,478
  Mortality and expense risk charges (note 2) .........          (214,333)           (27,672)            (3,569)           (12,036)
                                                          ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ......................          (175,040)           (18,208)            (3,569)              (558)
                                                          ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ...............         1,941,434            205,209            148,260            131,012
  Cost of mutual fund shares sold .....................        (1,989,736)          (265,314)          (106,656)          (182,258)
                                                          ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ...............           (48,302)           (60,105)            41,604            (51,246)
  Change in unrealized gain (loss)
   on investments .....................................         2,192,360            182,066             (5,346)           182,075
                                                          ---------------    ---------------    ---------------    ---------------
   Net gain (loss) on investments .....................         2,144,058            121,961             36,258            130,829
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ............................                 -                  -                526                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .........   $     1,969,018            103,753             33,215            130,271
                                                          ===============    ===============    ===============    ===============

                                                            GVITDMidCapI        GVITEmMrkts       GVITEmMrkts3         GVITFHiInc
                                                          ---------------    ---------------    ---------------    ---------------
Investment activity:
  Reinvested dividends ................................            41,106                  7              1,211             70,124
  Mortality and expense risk charges (note 2) .........          (106,622)              (135)            (1,465)           (13,370)
                                                          ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ......................           (65,516)              (128)              (254)            56,754
                                                          ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ...............           841,901             12,268             63,837            139,805
  Cost of mutual fund shares sold .....................          (731,985)            (9,094)           (58,483)          (143,282)
                                                          ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ...............           109,916              3,174              5,354             (3,477)
  Change in unrealized gain (loss)
   on investments .....................................           792,685             (2,327)            (5,682)            24,320
                                                          ---------------    ---------------    ---------------    ---------------
   Net gain (loss) on investments .....................           902,601                847               (328)            20,843
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ............................           191,683                 79             10,338                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .........         1,028,768                798              9,756             77,597
                                                          ===============    ===============    ===============    ===============

                                                             GVITGlTech        GVITGlTech3         GVITGvtBd         GVITGrowth
                                                          ---------------    ---------------    ---------------    ---------------
Investment activity:
  Reinvested dividends ................................   $             -                  -            859,021              3,376
  Mortality and expense risk charges (note 2) .........               (26)               (98)          (222,111)           (14,813)
                                                          ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ......................               (26)               (98)           636,910            (11,437)
                                                          ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ...............                31              3,714          2,635,718            108,477
  Cost of mutual fund shares sold .....................               (37)            (3,045)        (2,598,341)          (257,687)
                                                          ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ...............                (6)               669             37,377           (149,210)
  Change in unrealized gain (loss)
   on investments .....................................                93               (112)          (715,611)           225,899
                                                          ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ....................                87                557           (678,234)            76,689
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ............................                 -                  -            317,932                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .........   $            61                459            276,608             65,252
                                                          ===============    ===============    ===============    ===============

                                                             GVITIDAgg          GVITIDCon          GVITIDMod         GVITIDModAgg
                                                          ---------------    ---------------    ---------------    ---------------
Investment activity:
  Reinvested dividends ................................             7,251             27,565             54,831             28,254
  Mortality and expense risk charges (note 2) .........            (4,697)           (15,777)           (36,903)           (22,190)
                                                          ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ......................             2,554             11,788             17,928              6,064
                                                          ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ...............            67,759            219,526            404,458            157,188
  Cost of mutual fund shares sold .....................           (54,340)          (207,804)          (332,998)          (133,342)
                                                          ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ...............            13,419             11,722             71,460             23,846
  Change in unrealized gain (loss)
   on investments .....................................            31,582              7,070            122,160            114,684
                                                          ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ....................            45,001             18,792            193,620            138,530
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ............................             8,479             11,815             14,293             23,423
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .........            56,034             42,395            225,841            168,017
                                                          ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                            GVITIDModCon        GVITIntGro        GVITIntGro3        GVITSMdCpGr
                                                          ---------------    ---------------    ---------------    ---------------
Investment activity:
  Reinvested dividends ................................   $        46,232                 71                408                  -
  Mortality and expense risk charges (note 2) .........           (27,964)              (116)              (528)           (22,599)
                                                          ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ......................            18,268                (45)              (120)           (22,599)
                                                          ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ...............            68,469                460              1,121            108,464
  Cost of mutual fund shares sold .....................           (64,724)              (478)            (1,012)          (210,093)
                                                          ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ...............             3,745                (18)               109           (101,629)
  Change in unrealized gain (loss)
   on investments .....................................            83,630              1,086              5,174            334,836
                                                          ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ....................            87,375              1,068              5,283            233,207
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ............................            13,940                  -                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .........   $       119,583              1,023              5,163            210,608
                                                          ===============    ===============    ===============    ===============

                                                             GVITMyMkt          GVITNWFund        GVITNStrVal        GVITSmCapGr
                                                          ---------------    ---------------    ---------------    ---------------
Investment activity:
  Reinvested dividends ................................            80,192            108,578                  -                  -
  Mortality and expense risk charges (note 2) .........          (142,980)          (120,504)              (145)           (21,175)
                                                          ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ......................           (62,788)           (11,926)              (145)           (21,175)
                                                          ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ...............         2,786,549          1,048,728             34,439            226,300
  Cost of mutual fund shares sold .....................        (2,786,549)        (1,874,708)           (32,060)          (322,079)
                                                          ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ...............                 -           (825,980)             2,379            (95,779)
  Change in unrealized gain (loss)
   on investments .....................................                 -          1,502,435               (381)           283,604
                                                          ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ....................                 -            676,455              1,998            187,825
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ............................                 -                  -                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .........           (62,788)           664,529              1,853            166,650
                                                          ===============    ===============    ===============    ===============

                                                  GVITSmCapVal    GVITSmComp    GVITTGroFoc3     GVITWLead
                                                  ------------   ------------   ------------   ------------
Investment activity:
  Reinvested dividends .........................  $          7              -              -              -
  Mortality and expense risk charges (note 2) ..       (44,898)       (59,099)           (63)        (9,710)
                                                  ------------   ------------   ------------   ------------
    Net investment income (loss) ...............       (44,891)       (59,099)           (63)        (9,710)
                                                  ------------   ------------   ------------   ------------
  Proceeds from mutual fund shares sold ........       493,324        512,903         19,852         58,258
  Cost of mutual fund shares sold ..............      (361,272)      (529,601)       (15,025)       (83,558)
                                                  ------------   ------------   ------------   ------------
    Realized gain (loss) on investments ........       132,052        (16,698)         4,827        (25,300)
  Change in unrealized gain (loss)
   on investments ..............................       151,906        254,903         (4,109)       127,114
                                                  ------------   ------------   ------------   ------------
    Net gain (loss) on investments .............       283,958        238,205            718        101,814
                                                  ------------   ------------   ------------   ------------
  Reinvested capital gains .....................       238,589        510,708              -              -
                                                  ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
    owners' equity resulting from operations ...  $    477,656        689,814            655         92,104
                                                  ============   ============   ============   ============

                                                   GVITWLead3      JanCapAp     JanGlTechS2      JanGlTech
                                                  ------------   ------------   ------------   ------------
Investment activity:
  Reinvested dividends .........................             -            578              -              -
  Mortality and expense risk charges (note 2) ..        (1,630)       (33,603)        (1,085)       (12,783)
                                                  ------------   ------------   ------------   ------------
    Net investment income (loss) ...............        (1,630)       (33,025)        (1,085)       (12,783)
                                                  ------------   ------------   ------------   ------------
  Proceeds from mutual fund shares sold ........         7,004        451,902          5,129        120,044
  Cost of mutual fund shares sold ..............        (5,224)      (612,952)        (3,862)      (303,320)
                                                  ------------   ------------   ------------   ------------
    Realized gain (loss) on investments ........         1,780       (161,050)         1,267       (183,276)
  Change in unrealized gain (loss)
   on investments ..............................        21,101        553,283           (391)       185,806
                                                  ------------   ------------   ------------   ------------
    Net gain (loss) on investments .............        22,881        392,233            876          2,530
                                                  ------------   ------------   ------------   ------------
  Reinvested capital gains .....................             -              -              -              -
                                                  ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
    owners' equity resulting from operations ...        21,251        359,208           (209)       (10,253)
                                                  ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                  JanIntGroS2      JanIntGro    JPMSTMidCap     NBAMTGuard
                                                  ------------   ------------   ------------   ------------
Investment activity:
  Reinvested dividends .........................  $      1,243         14,911              -            947
  Mortality and expense risk charges (note 2) ..        (2,120)       (24,969)          (702)       (10,493)
                                                  ------------   ------------   ------------   ------------
    Net investment income (loss) ...............          (877)       (10,058)          (702)        (9,546)
                                                  ------------   ------------   ------------   ------------
  Proceeds from mutual fund shares sold ........        58,600        154,679          2,180         45,634
  Cost of mutual fund shares sold ..............       (44,796)      (210,097)        (2,072)       (51,155)
                                                  ------------   ------------   ------------   ------------
    Realized gain (loss) on investments ........        13,804        (55,418)           108         (5,521)
  Change in unrealized gain (loss)
   on investments ..............................         9,877        352,058         13,738        117,688
                                                  ------------   ------------   ------------   ------------
    Net gain (loss) on investments .............        23,681        296,640         13,846        112,167
                                                  ------------   ------------   ------------   ------------
  Reinvested capital gains .....................             -              -              -              -
                                                  ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
    owners' equity resulting from operations ...  $     22,804        286,582         13,144        102,621
                                                  ============   ============   ============   ============

                                                    NBAMTMCGr      NBAMTPart      OppAggGro      OppCapAp
                                                  ------------   ------------   ------------   ------------
Investment activity:
  Reinvested dividends .........................             -             75              -         32,704
  Mortality and expense risk charges (note 2) ..       (41,175)        (9,092)       (80,819)      (143,661)
                                                  ------------   ------------   ------------   ------------
    Net investment income (loss) ...............       (41,175)        (9,017)       (80,819)      (110,957)
                                                  ------------   ------------   ------------   ------------
  Proceeds from mutual fund shares sold ........       243,722         76,555        479,976        894,970
  Cost of mutual fund shares sold ..............      (402,887)       (77,959)    (1,266,531)    (1,287,888)
                                                  ------------   ------------   ------------   ------------
    Realized gain (loss) on investments ........      (159,165)        (1,404)      (786,555)      (392,918)
  Change in unrealized gain (loss)
   on investments ..............................       615,705        116,744      1,835,074      1,030,499
                                                  ------------   ------------   ------------   ------------
    Net gain (loss) on investments .............       456,540        115,340      1,048,519        637,581
                                                  ------------   ------------   ------------   ------------
  Reinvested capital gains .....................             -              -              -              -
                                                  ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
    owners' equity resulting from operations ...       415,365        106,323        967,700        526,624
                                                  ============   ============   ============   ============

                                                    OppMSFund      SalBrCap       SalBrHYBd      SalBrInv
                                                  ------------   ------------   ------------   ------------
Investment activity:
  Reinvested dividends .........................  $     92,331         78,261        167,752         92,056
  Mortality and expense risk charges (note 2) ..      (151,684)      (208,480)       (39,258)       (90,208)
                                                  ------------   ------------   ------------   ------------
    Net investment income (loss) ...............       (59,353)      (130,219)       128,494          1,848
                                                  ------------   ------------   ------------   ------------
  Proceeds from mutual fund shares sold ........     1,493,667      1,317,514        470,822        544,420
  Cost of mutual fund shares sold ..............    (1,780,077)    (1,292,735)      (440,987)      (587,535)
                                                  ------------   ------------   ------------   ------------
    Realized gain (loss) on investments ........      (286,410)        24,779         29,835        (43,115)
  Change in unrealized gain (loss)
   on investments ..............................     1,147,301      1,053,190         97,413        572,996
                                                  ------------   ------------   ------------   ------------
    Net gain (loss) on investments .............       860,891      1,077,969        127,248        529,881
                                                  ------------   ------------   ------------   ------------
  Reinvested capital gains .....................             -              -              -              -
                                                  ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
    owners' equity resulting from operations ...  $    801,538        947,750        255,742        531,729
                                                  ============   ============   ============   ============

                                                  SalBrTotRet    VEWrldEMktR1    VEWrldEMkt    VEWrldHAsR1
                                                  ------------   ------------   ------------   ------------
Investment activity:
  Reinvested dividends .........................        72,245              -          7,543              -
  Mortality and expense risk charges (note 2) ..       (55,338)        (1,299)       (18,594)            (3)
                                                  ------------   ------------   ------------   ------------
    Net investment income (loss) ...............        16,907         (1,299)       (11,051)            (3)
                                                  ------------   ------------   ------------   ------------
  Proceeds from mutual fund shares sold ........       368,698          5,237        317,733              3
  Cost of mutual fund shares sold ..............      (360,226)        (4,758)      (330,991)            (2)
                                                  ------------   ------------   ------------   ------------
    Realized gain (loss) on investments ........         8,472            479        (13,258)             1
  Change in unrealized gain (loss)
   on investments ..............................       173,405         62,701        289,680            105
                                                  ------------   ------------   ------------   ------------
    Net gain (loss) on investments .............       181,877         63,180        276,422            106
                                                  ------------   ------------   ------------   ------------
  Reinvested capital gains .....................        72,469              -              -              -
                                                  ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
    owners' equity resulting from operations ...       271,253         61,881        265,371            103
                                                  ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                   VEWrldHAs       VKEmMkt      VKUSRealEst
                                                  ------------   ------------   ------------
Investment activity:
  Reinvested dividends .........................  $        665         13,196         25,638
  Mortality and expense risk charges (note 2) ..        (2,489)        (2,611)       (22,930)
                                                  ------------   ------------   ------------
    Net investment income (loss) ...............        (1,824)        10,585          2,708
                                                  ------------   ------------   ------------
  Proceeds from mutual fund shares sold ........        19,564         21,979        159,702
  Cost of mutual fund shares sold ..............       (15,061)       (17,825)      (116,754)
                                                  ------------   ------------   ------------
    Realized gain (loss) on investments ........         4,503          4,154         42,948
  Change in unrealized gain (loss)
   on investments ..............................        33,653         (5,829)       438,976
                                                  ------------   ------------   ------------
  Net gain (loss) on investments ...............        38,156         (1,675)       481,924
                                                  ------------   ------------   ------------
  Reinvested capital gains .....................             -          6,167         29,846
                                                  ------------   ------------   ------------
    Net increase (decrease) in contract
    owners' equity resulting from operations ...  $     36,332         15,077        514,478
                                                  ============   ============   ============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2004 and 2003

                                                             Total                           ACVPIncGr
                                                -------------------------------   -------------------------------
                                                     2004             2003             2004             2003
                                                --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ..............   $     (203,347)        (628,059)            (339)          (2,906)
  Realized gain (loss) on investments .......       (4,902,945)     (12,247,234)         (27,728)         (70,194)
  Change in unrealized gain (loss)
   on investments ...........................       20,522,049       52,951,928          312,748          576,706
  Reinvested capital gains ..................        1,592,984           79,081                -                -
                                                --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................       17,008,741       40,155,716          284,681          503,606
                                                --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................        7,042,001       10,122,907          146,120          115,087
  Transfers between funds ...................                -                -            6,784          177,249
  Redemptions (note 3) ......................      (18,700,737)     (20,323,535)         (94,950)        (115,087)
  Annuity benefits ..........................          (33,790)               -                -                -
  Annual contract maintenance charges
   (note 2) .................................          (44,145)         (44,995)            (486)            (440)
  Contingent deferred sales charges
   (note 2) .................................         (411,168)        (411,955)          (2,184)          (2,353)
  Adjustments to maintain reserves ..........           12,555            5,677              122              (16)
                                                --------------   --------------   --------------   --------------
      Net equity transactions ...............      (12,135,284)     (10,651,901)          55,406          174,440
                                                --------------   --------------   --------------   --------------

Net change in contract owners' equity .......        4,873,457       29,503,815          340,087          678,046
Contract owners' equity beginning
 of period ..................................      212,439,145      182,935,330        2,474,279        1,796,233
                                                --------------   --------------   --------------   --------------
Contract owners' equity end of period .......   $  217,312,602      212,439,145        2,814,366        2,474,279
                                                ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ...........................       21,282,642       22,694,462          270,203          250,186
                                                --------------   --------------   --------------   --------------
  Units purchased ...........................        1,313,232        2,201,779           24,259           42,619
  Units redeemed ............................       (2,601,445)      (3,613,599)         (18,599)         (22,602)
                                                --------------   --------------   --------------   --------------
  Ending units ..............................       19,994,429       21,282,642          275,863          270,203
                                                ==============   ==============   ==============   ==============

                                                            ACVPInt                           ACVPInt3
                                                -------------------------------   -------------------------------
                                                          2004            2003             2004            2003
                                                --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ..............          (39,355)         (27,979)          (3,596)          (2,117)
  Realized gain (loss) on investments .......         (435,817)        (769,842)          13,211          (10,113)
  Change in unrealized gain (loss)
   on investments ...........................        1,059,816        1,698,293           45,527           89,813
  Reinvested capital gains ..................                -                -                -                -
                                                --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................          584,644          900,472           55,142           77,583
                                                --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................                -                -           72,166            2,963
  Transfers between funds ...................          (78,757)        (222,138)          30,836          147,156
  Redemptions (note 3) ......................         (436,318)        (377,309)         (71,941)         (11,297)
  Annuity benefits ..........................                -                -                -                -
  Annual contract maintenance charges
   (note 2) .................................             (873)          (1,040)             (76)             (55)
  Contingent deferred sales charges
   (note 2) .................................          (11,889)          (6,634)          (1,350)             (26)
  Adjustments to maintain reserves ..........              215              (17)              26                -
                                                --------------   --------------   --------------   --------------
      Net equity transactions ...............         (527,622)        (607,138)          29,661          138,741
                                                --------------   --------------   --------------   --------------

Net change in contract owners' equity .......           57,022          293,334           84,803          216,324
Contract owners' equity beginning
 of period ..................................        4,821,869        4,528,535          403,359          187,035
                                                --------------   --------------   --------------   --------------
Contract owners' equity end of period .......        4,878,891        4,821,869          488,162          403,359
                                                ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ...........................          596,775          688,081           40,870           23,266
                                                --------------   --------------   --------------   --------------
  Units purchased ...........................                -                -           13,009           20,799
  Units redeemed ............................          (63,898)         (91,306)         (10,288)          (3,195)
                                                --------------   --------------   --------------   --------------
  Ending units ..............................          532,877          596,775           43,591           40,870
                                                ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           ACVPUltra                          ACVPVal
                                                -------------------------------   -------------------------------
                                                     2004             2003             2004             2003
                                                --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ..............   $         (418)             (79)         (23,705)         (15,281)
  Realized gain (loss) on investments .......            1,674               (2)         133,035           29,521
  Change in unrealized gain (loss)
   on investments ...........................            2,211            1,156          536,821        1,174,588
  Reinvested capital gains ..................                -                -           44,070                -
                                                --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................            3,467            1,075          690,221        1,188,828
                                                --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................           17,062            1,337          323,170          260,371
  Transfers between funds ...................            7,399           12,648          237,681          183,249
  Redemptions (note 3) ......................                -                -         (709,316)        (356,641)
  Annuity benefits ..........................                -                -           (8,014)               -
  Annual contract maintenance charges
   (note 2) .................................               (5)              (4)          (1,286)          (1,370)
  Contingent deferred sales charges
   (note 2) .................................                -                -          (18,621)          (8,239)
  Adjustments to maintain reserves ..........                3                -            1,210               57
                                                --------------   --------------   --------------   --------------
      Net equity transactions ...............           24,459           13,981         (175,176)          77,427
                                                --------------   --------------   --------------   --------------

Net change in contract owners' equity .......           27,926           15,056          515,045        1,266,255
Contract owners' equity beginning
 of period ..................................           15,661              605        5,591,093        4,324,838
                                                --------------   --------------   --------------   --------------
Contract owners' equity end of period .......   $       43,587           15,661        6,106,138        5,591,093
                                                ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ...........................            1,597               76          399,980          393,412
                                                --------------   --------------   --------------   --------------
  Units purchased ...........................            2,512            1,521           43,587           51,405
  Units redeemed ............................              (36)               -          (58,191)         (44,837)
                                                --------------   --------------   --------------   --------------
  Ending units ..............................            4,073            1,597          385,376          399,980
                                                ==============   ==============   ==============   ==============

                                                            CSLCapV                         DrySmCapIxS
                                                -------------------------------   -------------------------------
                                                     2004             2003             2004             2003
                                                --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ..............           (1,383)          (1,069)          (3,244)            (742)
  Realized gain (loss) on investments .......            8,503           (3,026)          23,575              831
  Change in unrealized gain (loss)
   on investments ...........................            1,562           38,812           42,976           28,487
  Reinvested capital gains ..................                -                -            9,959            1,115
                                                --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................            8,682           34,717           73,266           29,691
                                                --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................                -              (57)          48,388           39,050
  Transfers between funds ...................                -           (6,665)         185,350          148,008
  Redemptions (note 3) ......................          (99,829)          (5,735)          (8,392)            (390)
  Annuity benefits ..........................                -                -                -                -
  Annual contract maintenance charges
   (note 2) .................................                -                -              (67)             (50)
  Contingent deferred sales charges
   (note 2) .................................           (4,463)               -              (64)               -
  Adjustments to maintain reserves ..........                -                -               10              (11)
                                                --------------   --------------   --------------   --------------
      Net equity transactions ...............         (104,292)         (12,457)         225,225          186,607
                                                --------------   --------------   --------------   --------------

Net change in contract owners' equity .......          (95,610)          22,260          298,491          216,298
Contract owners' equity beginning
of period ...................................          184,246          161,986          220,039            3,741
                                                --------------   --------------   --------------   --------------
Contract owners' equity end of period .......           88,636          184,246          518,530          220,039
                                                ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ...........................           18,430           19,997           21,303              492
                                                --------------   --------------   --------------   --------------
  Units purchased ...........................                -            2,265           26,295           21,204
  Units redeemed ............................          (10,354)          (3,832)          (5,826)            (393)
                                                --------------   --------------   --------------   --------------
  Ending units ..............................            8,076           18,430           41,772           21,303
                                                ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            DrySRGro                         DryVIFApp
                                                -------------------------------   -------------------------------
                                                     2004             2003             2004             2003
                                                --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ..............   $      (35,036)         (43,643)           8,963              120
  Realized gain (loss) on investments .......         (409,521)        (606,093)         (42,148)        (158,464)
  Change in unrealized gain (loss)
   on investments ...........................          587,326        1,378,489          156,177          758,051
  Reinvested capital gains ..................                -                -                -                -
                                                --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................          142,769          728,753          122,992          599,707
                                                --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................           42,540           51,891           46,645          155,694
  Transfers between funds ...................         (134,881)        (305,595)         (37,672)         (29,749)
  Redemptions (note 3) ......................         (477,317)        (319,695)        (179,179)        (184,050)
  Annuity benefits ..........................                -                -                -                -
  Annual contract maintenance charges
   (note 2) .................................             (887)            (959)            (580)            (668)
  Contingent deferred sales charges
   (note 2) .................................          (15,665)          (5,217)          (4,502)          (4,694)
  Adjustments to maintain reserves ..........              118                5              119               45
                                                --------------   --------------   --------------   --------------
      Net equity transactions ...............         (586,092)        (579,570)        (175,169)         (63,422)
                                                --------------   --------------   --------------   --------------

Net change in contract owners' equity .......         (443,323)         149,183          (52,177)         536,285
Contract owners' equity beginning
 of period ..................................        3,605,857        3,456,674        3,646,902        3,110,617
                                                --------------   --------------   --------------   --------------
Contract owners' equity end of period .......   $    3,162,534        3,605,857        3,594,725        3,646,902
                                                ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ...........................          515,644          614,136          386,221          393,543
                                                --------------   --------------   --------------   --------------
  Units purchased ...........................            6,514            8,779            9,180           26,131
  Units redeemed ............................          (90,309)        (107,271)         (27,814)         (33,453)
                                                --------------   --------------   --------------   --------------
  Ending units ..............................          431,849          515,644          367,587          386,221
                                                ==============   ==============   ==============   ==============

                                                           FedQualBd                         FidVIPEIS
                                                -------------------------------   -------------------------------
                                                     2004             2003             2004             2003
                                                --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ..............          137,748           99,860            4,786           30,849
  Realized gain (loss) on investments .......           63,486           90,875          (27,877)        (378,410)
  Change in unrealized gain (loss)
   on investments ...........................         (137,877)         (34,771)       1,080,631        2,800,271
  Reinvested capital gains ..................           45,900                -           42,768                -
                                                --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................          109,257          155,964        1,100,308        2,452,710
                                                --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................          296,218          367,961          450,600          596,133
  Transfers between funds ...................         (127,081)          64,917          280,788          225,889
  Redemptions (note 3) ......................         (482,410)        (484,689)      (1,132,653)        (951,739)
  Annuity benefits ..........................                -                -                -                -
  Annual contract maintenance charges
   (note 2) .................................             (975)          (1,126)          (2,583)          (2,626)
  Contingent deferred sales charges
   (note 2) .................................           (5,893)         (15,009)         (21,311)         (19,738)
  Adjustments to maintain reserves ..........              171              (34)             546               86
                                                --------------   --------------   --------------   --------------
      Net equity transactions ...............         (319,970)         (67,980)        (424,613)        (151,995)
                                                --------------   --------------   --------------   --------------

Net change in contract owners' equity .......         (210,713)          87,984          675,695        2,300,715
Contract owners' equity beginning
 of period ..................................        5,143,710        5,055,726       11,451,998        9,151,283
                                                --------------   --------------   --------------   --------------
Contract owners' equity end of period .......        4,932,997        5,143,710       12,127,693       11,451,998
                                                ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ...........................          400,580          406,235        1,053,914        1,081,163
                                                --------------   --------------   --------------   --------------
  Units purchased ...........................           33,495           59,361           76,882          121,843
  Units redeemed ............................          (58,028)         (65,016)        (114,453)        (149,092)
                                                --------------   --------------   --------------   --------------
  Ending units ..............................          376,047          400,580        1,016,343        1,053,914
                                                ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           FidVIPGrS                         FidVIPHIS
                                                -------------------------------   -------------------------------
                                                     2004             2003         2004            2003
                                                --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ..............   $     (245,027)        (224,217)         119,342           80,893
  Realized gain (loss) on investments .......       (1,234,194)      (2,080,428)         (52,015)        (154,958)
  Change in unrealized gain (loss)
   on investments ...........................        1,781,319        7,327,858           75,511          420,234
  Reinvested capital gains ..................                -                -                -                -
                                                --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................          302,098        5,023,213          142,838          346,169
                                                --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................          370,779          370,255          139,058          216,877
  Transfers between funds ...................         (555,455)        (326,295)         (14,484)         114,640
  Redemptions (note 3) ......................       (1,347,392)      (1,642,838)        (164,541)        (259,811)
  Annuity benefits ..........................           (6,911)               -                -                -
  Annual contract maintenance charges
   (note 2) .................................           (4,427)          (4,745)            (428)            (423)
  Contingent deferred sales charges
   (note 2) .................................          (29,852)         (31,607)          (2,965)          (4,178)
  Adjustments to maintain reserves ..........            1,339              207               70               11
                                                --------------   --------------   --------------   --------------
      Net equity transactions ...............       (1,571,919)      (1,635,023)         (43,290)          67,116
                                                --------------   --------------   --------------   --------------

Net change in contract owners' equity .......       (1,269,821)       3,388,190           99,548          413,285
Contract owners' equity beginning
 of period ..................................       20,654,769       17,266,579        1,791,138        1,377,853
                                                --------------   --------------   --------------   --------------
Contract owners' equity end of period .......   $   19,384,948       20,654,769        1,890,686        1,791,138
                                                ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ...........................        2,629,076        2,877,438          203,628          196,211
                                                --------------   --------------   --------------   --------------
  Units purchased ...........................           59,055          114,398           22,240           54,700
  Units redeemed ............................         (268,154)        (362,760)         (26,726)         (47,283)
                                                --------------   --------------   --------------   --------------
  Ending units ..............................        2,419,977        2,629,076          199,142          203,628
                                                ==============   ==============   ==============   ==============

                                                           FidVIPOvS                         FidVIPOvSR
                                                -------------------------------   -------------------------------
                                                     2004             2003             2004            2003
                                                --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ..............           (7,738)         (13,189)          (2,335)          (1,123)
  Realized gain (loss) on investments .......          (97,407)        (258,317)          52,335           (8,306)
  Change in unrealized gain (loss)
   on investments ...........................          390,182        1,019,858          (13,768)          69,050
  Reinvested capital gains ..................                -                -                -                -
                                                --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................          285,037          748,352           36,232           59,621
                                                --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................                -                -           75,805           40,360
  Transfers between funds ...................          (87,777)         (87,247)         122,509           43,709
  Redemptions (note 3) ......................          (84,034)        (108,775)         (16,246)         (10,047)
  Annuity benefits ..........................                -                -                -                -
  Annual contract maintenance charges
   (note 2) .................................             (331)            (316)             (85)             (24)
  Contingent deferred sales charges
   (note 2) .................................           (1,397)          (1,775)             (53)             (68)
  Adjustments to maintain reserves ..........              107          (23,299)              19           23,313
                                                --------------   --------------   --------------   --------------
      Net equity transactions ...............         (173,432)        (221,412)         181,949           97,243
                                                --------------   --------------   --------------   --------------

Net change in contract owners' equity .......          111,605          526,940          218,181          156,864
Contract owners' equity beginning
 of period ..................................        2,550,632        2,023,692          232,098           75,234
                                                --------------   --------------   --------------   --------------
Contract owners' equity end of period .......        2,662,237        2,550,632          450,279          232,098
                                                ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ...........................          299,969          336,058           21,273            9,740
                                                --------------   --------------   --------------   --------------
  Units purchased ...........................                -                -           23,148           16,056
  Units redeemed ............................          (20,169)         (36,089)          (7,542)          (4,523)
                                                --------------   --------------   --------------   --------------
  Ending units ..............................          279,800          299,969           36,879           21,273
                                                ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           FidVIPConS                       FidVIPGrOpS
                                                -------------------------------   -------------------------------
                                                     2004             2003             2004             2003
                                                --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ..............   $     (175,040)        (140,809)         (18,208)         (13,511)
  Realized gain (loss) on investments .......          (48,302)        (610,667)         (60,105)        (295,142)
  Change in unrealized gain (loss)
   on investments ...........................        2,192,360        3,991,016          182,066          762,692
  Reinvested capital gains ..................                -                -                -                -
                                                --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................        1,969,018        3,239,540          103,753          454,039
                                                --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................          289,240          247,196           63,064           30,523
  Transfers between funds ...................         (116,701)         166,030            9,176         (176,733)
  Redemptions (note 3) ......................       (1,460,021)      (1,074,474)        (190,048)        (250,430)
  Annuity benefits ..........................           (6,075)               -                -                -
  Annual contract maintenance charges
   (note 2) .................................           (2,805)          (3,057)            (330)            (370)
  Contingent deferred sales charges
   (note 2) .................................          (40,502)         (22,537)          (4,043)          (2,642)
  Adjustments to maintain reserves ..........            1,237              164               79                8
                                                --------------   --------------   --------------   --------------
      Net equity transactions ...............       (1,335,627)        (686,678)        (122,102)        (399,644)
                                                --------------   --------------   --------------   --------------

Net change in contract owners' equity .......          633,391        2,552,862          (18,349)          54,395
Contract owners' equity beginning
 of period ..................................       15,259,299       12,706,437        2,006,624        1,952,229
                                                --------------   --------------   --------------   --------------
Contract owners' equity end of period .......   $   15,892,690       15,259,299        1,988,275        2,006,624
                                                ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ...........................        1,443,383        1,521,102          278,722          346,681
                                                --------------   --------------   --------------   --------------
  Units purchased ...........................           52,522          108,857           10,660            9,398
  Units redeemed ............................         (176,172)        (186,576)         (27,757)         (77,357)
                                                --------------   --------------   --------------   --------------
  Ending units ..............................        1,319,733        1,443,383          261,625          278,722
                                                ==============   ==============   ==============   ==============

                                                           FidVIPValS                         GVITCVal
                                                -------------------------------   -------------------------------
                                                     2004             2003             2004             2003
                                                --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ..............           (3,569)          (1,669)            (558)            (696)
  Realized gain (loss) on investments .......           41,604            4,956          (51,246)         (81,975)
  Change in unrealized gain (loss)
   on investments ...........................           (5,346)          37,708          182,075          262,527
  Reinvested capital gains ..................              526            1,550                -                -
                                                --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................           33,215           42,545          130,271          179,856
                                                --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................           23,701            2,481           85,173           38,028
  Transfers between funds ...................           60,796          224,216          107,314           10,926
  Redemptions (note 3) ......................          (76,464)         (21,587)         (82,885)         (83,621)
  Annuity benefits ..........................                -                -                -                -
  Annual contract maintenance charges
   (note 2) .................................              (66)             (24)            (112)             (62)
  Contingent deferred sales charges
   (note 2) .................................           (5,367)               -           (2,080)          (1,942)
  Adjustments to maintain reserves ..........               (1)              (5)              30               (3)
                                                --------------   --------------   --------------   --------------
      Net equity transactions ...............            2,599          205,081          107,440          (36,674)
                                                --------------   --------------   --------------   --------------

Net change in contract owners' equity .......           35,814          247,626          237,711          143,182
Contract owners' equity beginning
 of period ..................................          258,152           10,526          785,241          642,059
                                                --------------   --------------   --------------   --------------
Contract owners' equity end of period .......          293,966          258,152        1,022,952          785,241
                                                ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ...........................           22,305            1,415           94,377          100,006
                                                --------------   --------------   --------------   --------------
  Units purchased ...........................           12,242           23,375           27,901           12,330
  Units redeemed ............................          (11,948)          (2,485)         (16,156)         (17,959)
                                                --------------   --------------   --------------   --------------
  Ending units ..............................           22,599           22,305          106,122           94,377
                                                ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                          GVITDMidCapl                      GVITEmMrkts
                                                -------------------------------   -------------------------------
                                                     2004             2003             2004             2003
                                                --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ..............   $      (65,516)         (61,924)            (128)             (69)
  Realized gain (loss) on investments .......          109,916          (66,196)           3,174           (1,123)
  Change in unrealized gain (loss)
   on investments ...........................          792,685        2,024,713           (2,327)           5,591
  Reinvested capital gains ..................          191,683               46               79                -
                                                --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................        1,028,768        1,896,639              798            4,399
                                                --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................          177,840          152,374                -                -
  Transfers between funds ...................          117,124            9,859                -                -
  Redemptions (note 3) ......................         (722,430)        (746,098)         (11,584)          (3,599)
  Annuity benefits ..........................                -                -                -                -
  Annual contract maintenance charges
   (note 2) .................................           (1,033)          (1,034)               -               (5)
  Contingent deferred sales charges
   (note 2) .................................          (15,954)         (18,413)            (548)               -
  Adjustments to maintain reserves ..........              385               90                3              (13)
                                                --------------   --------------   --------------   --------------
      Net equity transactions ...............         (444,068)        (603,222)         (12,129)          (3,617)
                                                --------------   --------------   --------------   --------------

Net change in contract owners' equity .......          584,700        1,293,417          (11,331)             782
Contract owners' equity beginning
 of period ..................................        7,533,955        6,240,538           11,331           10,549
                                                --------------   --------------   --------------   --------------
Contract owners' equity end of period .......   $    8,118,655        7,533,955                -           11,331
                                                ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ...........................          525,831          578,271            1,025            1,555
                                                --------------   --------------   --------------   --------------
  Units purchased ...........................           28,504           29,868                -                -
  Units redeemed ............................          (57,766)         (82,308)          (1,025)            (530)
                                                --------------   --------------   --------------   --------------
  Ending units ..............................          496,569          525,831                -            1,025
                                                ==============   ==============   ==============   ==============

                                                          GVITEmMrkts3                       GVITFHiInc
                                                -------------------------------   -------------------------------
                                                     2004             2003             2004             2003
                                                --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ..............             (254)            (116)          56,754           47,841
  Realized gain (loss) on investments .......            5,354               35           (3,477)         (10,446)
  Change in unrealized gain (loss)
   on investments ...........................           (5,682)           5,620           24,320          106,025
  Reinvested capital gains ..................           10,338                -                -                -
                                                --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................            9,756            5,539           77,597          143,420
                                                --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................           20,544            2,119           28,335           43,481
  Transfers between funds ...................           63,661           37,471          121,980           76,000
  Redemptions (note 3) ......................           (5,064)            (883)         (92,951)         (71,559)
  Annuity benefits ..........................                -                -                -                -
  Annual contract maintenance charges
   (note 2) .................................               (7)              (2)            (186)            (131)
  Contingent deferred sales charges
   (note 2) .................................                -              (53)          (1,804)          (1,255)
  Adjustments to maintain reserves ..........               (4)             (11)              41                8
                                                --------------   --------------   --------------   --------------
      Net equity transactions ...............           79,130           38,641           55,415           46,544
                                                --------------   --------------   --------------   --------------

Net change in contract owners' equity .......           88,886           44,180          133,012          189,964
Contract owners' equity beginning
 of period ..................................           47,938            3,758          872,421          682,457
                                                --------------   --------------   --------------   --------------
Contract owners' equity end of period .......          136,824           47,938        1,005,433          872,421
                                                ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ...........................            3,923              501           74,616           70,370
                                                --------------   --------------   --------------   --------------
  Units purchased ...........................           10,675            3,797           15,483           14,548
  Units redeemed ............................           (5,194)            (375)         (10,884)         (10,302)
                                                --------------   --------------   --------------   --------------
  Ending units ..............................            9,404            3,923           79,215           74,616
                                                ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GVITGITech                       GVITGITech3
                                                -------------------------------   -------------------------------
                                                     2004             2003             2004             2003
                                                --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ..............   $          (26)             (52)             (98)             (59)
  Realized gain (loss) on investments .......               (6)            (318)             669              462
  Change in unrealized gain (loss)
   on investments ...........................               93            2,440             (112)             869
  Reinvested capital gains ..................                -                -                -                -
                                                --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................               61            2,070              459            1,272
                                                --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................                -                -              986              817
  Transfers between funds ...................                -                -              924            7,841
  Redemptions (note 3) ......................                -           (3,940)          (5,462)             (26)
  Annuity benefits ..........................                -                -                -                -
  Annual contract maintenance charges
   (note 2) .................................               (5)              (5)              (3)               -
  Contingent deferred sales charges
   (note 2) .................................                -                -                -                -
  Adjustments to maintain reserves ..........               (3)              (4)               5               (7)
                                                --------------   --------------   --------------   --------------
      Net equity transactions ...............               (8)          (3,949)          (3,550)           8,625
                                                --------------   --------------   --------------   --------------

Net change in contract owners' equity .......               53           (1,879)          (3,091)           9,897
Contract owners' equity beginning
 of period ..................................            2,064            3,943            9,982               85
                                                --------------   --------------   --------------   --------------
Contract owners' equity end of period .......   $        2,117            2,064            6,891            9,982
                                                ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ...........................              706            2,064              916               12
                                                --------------   --------------   --------------   --------------
  Units purchased ...........................                -                -              171            1,144
  Units redeemed ............................               (2)          (1,358)            (472)            (240)
                                                --------------   --------------   --------------   --------------
  Ending units ..............................              704              706              615              916
                                                ==============   ==============   ==============   ==============

                                                           GVITGvtBd                        GVITGrowth
                                                -------------------------------   -------------------------------
                                                     2004             2003             2004             2003
                                                --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ..............          636,910          294,941          (11,437)         (13,299)
  Realized gain (loss) on investments .......           37,377          289,702         (149,210)        (244,217)
  Change in unrealized gain (loss)
   on investments ...........................         (715,611)        (510,495)         225,899          512,640
  Reinvested capital gains ..................          317,932           23,250                -                -
                                                --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................          276,608           97,398           65,252          255,124
                                                --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................          207,541        1,286,209           12,178           23,725
  Transfers between funds ...................         (605,383)        (800,752)         (41,709)         (35,608)
  Redemptions (note 3) ......................       (1,796,962)      (1,962,965)         (53,460)         (62,973)
  Annuity benefits ..........................                -                -                -                -
  Annual contract maintenance charges
   (note 2) .................................           (3,295)          (3,258)            (176)            (211)
  Contingent deferred sales charges
   (note 2) .................................          (33,693)         (40,333)            (735)            (357)
  Adjustments to maintain reserves ..........              561              (57)              37                3
                                                --------------   --------------   --------------   --------------
      Net equity transactions ...............       (2,231,231)      (1,521,156)         (83,865)         (75,421)
                                                --------------   --------------   --------------   --------------

Net change in contract owners' equity .......       (1,954,623)      (1,423,758)         (18,613)         179,703
Contract owners' equity beginning
 of period ..................................       16,587,355       18,011,113        1,083,921          904,218
                                                --------------   --------------   --------------   --------------
Contract owners' equity end of period .......       14,632,732       16,587,355        1,065,308        1,083,921
                                                ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ...........................        1,294,042        1,413,032          219,678          239,854
                                                --------------   --------------   --------------   --------------
  Units purchased ...........................           35,231          188,886            3,599            7,844
  Units redeemed ............................         (207,907)        (307,876)         (20,820)         (28,020)
                                                --------------   --------------   --------------   --------------
  Ending units ..............................        1,121,366        1,294,042          202,457          219,678
                                                ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GVITIDAgg                         GVITIDCon
                                                -------------------------------   -------------------------------
                                                     2004             2003             2004             2003
                                                --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ..............   $        2,554               25           11,788            7,572
  Realized gain (loss) on investments .......           13,419            5,647           11,722            3,625
  Change in unrealized gain (loss)
   on investments ...........................           31,582           18,276            7,070           29,027
  Reinvested capital gains ..................            8,479            1,529           11,815            3,367
                                                --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................           56,034           25,477           42,395           43,591
                                                --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................            7,267           61,385          490,944          593,822
  Transfers between funds ...................          566,819           21,212           79,027           14,548
  Redemptions (note 3) ......................          (61,360)          (5,197)        (107,058)         (56,713)
  Annuity benefits ..........................                -                -                -                -
  Annual contract maintenance charges
   (note 2) .................................              (11)               -             (235)            (160)
  Contingent deferred sales charges
   (note 2) .................................                -                -           (2,721)          (1,968)
  Adjustments to maintain reserves ..........                4                3               28                -
                                                --------------   --------------   --------------   --------------
      Net equity transactions ...............          512,719           77,403          459,985          549,529
                                                --------------   --------------   --------------   --------------

Net change in contract owners' equity .......          568,753          102,880          502,380          593,120
Contract owners' equity beginning
 of period ..................................          138,477           35,597          908,801          315,681
                                                --------------   --------------   --------------   --------------
Contract owners' equity end of period .......   $      707,230          138,477        1,411,181          908,801
                                                ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ...........................           12,952            4,329           86,112           31,825
                                                --------------   --------------   --------------   --------------
  Units purchased ...........................           51,842           11,610           55,875           68,299
  Units redeemed ............................           (5,959)          (2,987)         (12,403)         (14,012)
                                                --------------   --------------   --------------   --------------
  Ending units ..............................           58,835           12,952          129,584           86,112
                                                ==============   ==============   ==============   ==============

                                                           GVITIDMod                        GVITIDModAgg
                                                -------------------------------   -------------------------------
                                                     2004             2003             2004             2003
                                                --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ..............           17,928            7,291            6,064              627
  Realized gain (loss) on investments .......           71,460           (3,090)          23,846           (2,548)
  Change in unrealized gain (loss)
   on investments ...........................          122,160          217,743          114,684          179,988
  Reinvested capital gains ..................           14,293              827           23,423                -
                                                --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................          225,841          222,771          168,017          178,067
                                                --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................          774,456          383,885          166,867          137,316
  Transfers between funds ...................          (16,391)       1,032,928          342,353          378,067
  Redemptions (note 3) ......................         (165,031)         (18,367)         (53,611)         (20,174)
  Annuity benefits ..........................           (7,984)               -                -                -
  Annual contract maintenance charges
   (note 2) .................................             (802)            (332)            (346)            (101)
  Contingent deferred sales charges
   (note 2) .................................           (1,067)               -             (541)            (198)
  Adjustments to maintain reserves ..........              428                9               61                2
                                                --------------   --------------   --------------   --------------
      Net equity transactions ...............          583,609        1,398,123          454,783          494,912
                                                --------------   --------------   --------------   --------------

Net change in contract owners' equity .......          809,450        1,620,894          622,800          672,979
Contract owners' equity beginning
 of period ..................................        2,164,674          543,780        1,178,411          505,432
                                                --------------   --------------   --------------   --------------
Contract owners' equity end of period .......        2,974,124        2,164,674        1,801,211        1,178,411
                                                ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ...........................          202,719           60,280          110,062           58,948
                                                --------------   --------------   --------------   --------------
  Units purchased ...........................           86,645          147,897           54,634           53,302
  Units redeemed ............................          (34,295)          (5,458)         (12,484)          (2,188)
                                                --------------   --------------   --------------   --------------
  Ending units ..............................          255,069          202,719          152,212          110,062
                                                ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                          GVITIDModCon                       GVITIntGro
                                                -------------------------------   -------------------------------
                                                     2004             2003             2004             2003
                                                --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ..............   $       18,268           11,025              (45)             (94)
  Realized gain (loss) on investments .......            3,745             (331)             (18)             (44)
  Change in unrealized gain (loss)
   on investments ...........................           83,630          137,152            1,086            2,279
  Reinvested capital gains ..................           13,940            2,640                -                -
                                                --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................          119,583          150,486            1,023            2,141
                                                --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................          326,194          361,916                -                -
  Transfers between funds ...................          406,076          418,034                -                -
  Redemptions (note 3) ......................          (72,246)         (23,862)            (341)            (108)
  Annuity benefits ..........................                -                -                -                -
  Annual contract maintenance charges
   (note 2) .................................             (292)            (221)              (3)              (3)
  Contingent deferred sales charges
   (note 2) .................................              (40)              (7)               -                -
  Adjustments to maintain reserves ..........               83               (5)              (2)              (2)
                                                --------------   --------------   --------------   --------------
      Net equity transactions ...............          659,775          755,855             (346)            (113)
                                                --------------   --------------   --------------   --------------

Net change in contract owners' equity .......          779,358          906,341              677            2,028
Contract owners' equity beginning
 of period ..................................        1,650,375          744,034            8,390            6,362
                                                --------------   --------------   --------------   --------------
Contract owners' equity end of period .......   $    2,429,733        1,650,375            9,067            8,390
                                                ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ...........................          154,692           78,183            1,293            1,311
                                                --------------   --------------   --------------   --------------
  Units purchased ...........................           67,572           80,916                -                -
  Units redeemed ............................           (6,719)          (4,407)             (52)             (18)
                                                --------------   --------------   --------------   --------------
  Ending units ..............................          215,545          154,692            1,241            1,293
                                                ==============   ==============   ==============   ==============

                                                          GVITIntGro3                       GVITSMdCpGr
                                                -------------------------------   -------------------------------
                                                     2004             2003             2004             2003
                                                --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ..............             (120)            (227)         (22,599)         (20,160)
  Realized gain (loss) on investments .......              109              (13)        (101,629)        (305,051)
  Change in unrealized gain (loss)
   on investments ...........................            5,174            6,534          334,836          789,293
  Reinvested capital gains ..................                -                -                -                -
                                                --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................            5,163            6,294          210,608          464,082
                                                --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................            8,009               94           26,144           26,199
  Transfers between funds ...................            3,634           21,632            4,545         (103,528)
  Redemptions (note 3) ......................             (585)            (117)         (73,278)         (63,716)
  Annuity benefits ..........................                -                -                -                -
  Annual contract maintenance charges
   (note 2) .................................              (10)               -             (372)            (375)
  Contingent deferred sales charges
   (note 2) .................................               (7)               -           (1,501)            (829)
  Adjustments to maintain reserves ..........               (1)               4               29              (20)
                                                --------------   --------------   --------------   --------------
      Net equity transactions ...............           11,040           21,613          (44,433)        (142,269)
                                                --------------   --------------   --------------   --------------

Net change in contract owners' equity .......           16,203           27,907          166,175          321,813
Contract owners' equity beginning
 of period ..................................           35,754            7,847        1,571,880        1,250,067
                                                --------------   --------------   --------------   --------------
Contract owners' equity end of period .......           51,957           35,754        1,738,055        1,571,880
                                                ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ...........................            3,452            1,011          224,581          246,785
                                                --------------   --------------   --------------   --------------
  Units purchased ...........................            1,055            2,453            7,368           12,453
  Units redeemed ............................              (58)             (12)         (13,592)         (34,657)
                                                --------------   --------------   --------------   --------------
  Ending units ..............................            4,449            3,452          218,357          224,581
                                                ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GVITMyMkt                          GVITNWFund
                                                --------------------------------    --------------------------------
                                                     2004              2003              2004              2003
                                                --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ..............   $      (62,788)          (99,357)          (11,926)          (70,516)
  Realized gain (loss) on investments .......                -                 -          (825,980)       (1,637,469)
  Change in unrealized gain (loss)
   on investments ...........................                -                 -         1,502,435         3,609,507
  Reinvested capital gains ..................                -                 -                 -                 -
                                                --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................          (62,788)          (99,357)          664,529         1,901,522
                                                --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................          343,160         1,395,261            54,790           215,716
  Transfers between funds ...................         (145,566)         (695,293)         (146,847)         (185,016)
  Redemptions (note 3) ......................       (1,853,272)       (4,531,918)         (776,404)       (1,110,954)
  Annuity benefits ..........................                -                 -                 -                 -
  Annual contract maintenance charges
   (note 2) .................................           (2,266)           (2,753)           (2,129)           (2,188)
  Contingent deferred sales charges
   (note 2) .................................          (35,672)          (76,907)          (14,729)          (29,953)
  Adjustments to maintain reserves ..........              375               (30)              363                82
                                                --------------    --------------    --------------    --------------
    Net equity transactions .................       (1,693,241)       (3,911,640)         (884,956)       (1,112,313)
                                                --------------    --------------    --------------    --------------
Net change in contract owners' equity .......       (1,756,029)       (4,010,997)         (220,427)          789,209
Contract owners' equity beginning
 of period ..................................       11,189,870        15,200,867         8,893,349         8,104,140
                                                --------------    --------------    --------------    --------------
Contract owners' equity end of period .......   $    9,433,841        11,189,870         8,672,922         8,893,349
                                                ==============    ==============    ==============    ==============
CHANGES IN UNITS:
  Beginning units ...........................        1,048,726         1,413,484           957,084         1,096,544
                                                --------------    --------------    --------------    --------------
  Units purchased ...........................          108,260           312,803             7,944            32,726
  Units redeemed ............................         (267,500)         (677,561)         (102,514)         (172,186)
                                                --------------    --------------    --------------    --------------
  Ending units ..............................          889,486         1,048,726           862,514           957,084
                                                ==============    ==============    ==============    ==============
                                                           GVITNStrVal                         GVITSmCapGr
                                                --------------------------------    --------------------------------
                                                     2004              2003              2004              2003
                                                --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ..............             (145)             (313)          (21,175)          (20,103)
  Realized gain (loss) on investments .......            2,379               (76)          (95,779)          (97,977)
  Change in unrealized gain (loss)
   on investments ...........................             (381)            7,915           283,604           519,372
  Reinvested capital gains ..................                -                 -                 -                 -
                                                --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................            1,853             7,526           166,650           401,292
                                                --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................                -                 -            30,684            36,928
  Transfers between funds ...................          (29,706)              428           (49,483)          (18,941)
  Redemptions (note 3) ......................                -                 -          (156,114)          (70,784)
  Annuity benefits ..........................                -                 -                 -                 -
  Annual contract maintenance charges
   (note 2) .................................               (8)              (11)             (139)             (178)
  Contingent deferred sales charges
   (note 2) .................................                -                 -            (4,228)           (1,310)
  Adjustments to maintain reserves ..........               (1)              (12)               77               (13)
                                                --------------    --------------    --------------    --------------
    Net equity transactions .................          (29,715)              405          (179,203)          (54,298)
                                                --------------    --------------    --------------    --------------
Net change in contract owners' equity .......          (27,862)            7,931           (12,553)          346,994
Contract owners' equity beginning
 of period ..................................           27,862            19,931         1,605,284         1,258,290
                                                --------------    --------------    --------------    --------------
Contract owners' equity end of period .......                -            27,862         1,592,731         1,605,284
                                                ==============    ==============    ==============    ==============
CHANGES IN UNITS:
  Beginning units ...........................            2,530             2,477           153,861           159,664
                                                --------------    --------------    --------------    --------------
  Units purchased ...........................              391                55             4,786             9,196
  Units redeemed ............................           (2,921)               (2)          (22,136)          (14,999)
                                                --------------    --------------    --------------    --------------
  Ending units ..............................                -             2,530           136,511           153,861
                                                ==============    ==============    ==============    ==============

                                                                     (Continued)
                                       19

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                          GVITSmCapVal                         GVITSmComp
                                                --------------------------------    --------------------------------
                                                     2004              2003              2004              2003
                                                --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ..............   $      (44,891)          (35,569)          (59,099)          (50,169)
  Realized gain (loss) on investments .......          132,052          (105,518)          (16,698)          (93,238)
  Change in unrealized gain (loss)
   on investments ...........................          151,906         1,280,988           254,903         1,346,206
  Reinvested capital gains ..................          238,589                 -           510,708                 -
                                                --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................          477,656         1,139,901           689,814         1,202,799
                                                --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................          151,363            98,726            64,864            79,446
  Transfers between funds ...................          (52,994)             (226)         (103,319)          (73,173)
  Redemptions (note 3) ......................         (283,948)         (259,701)         (300,926)         (161,795)
  Annuity benefits ..........................           (4,025)                -                 -                 -
  Annual contract maintenance charges
   (note 2) .................................             (720)             (650)             (606)             (639)
  Contingent deferred sales charges
   (note 2) .................................           (7,821)           (9,124)           (6,755)           (4,372)
  Adjustments to maintain reserves ..........              999                28               215               (97)
                                                --------------    --------------    --------------    --------------
      Net equity transactions ...............         (197,146)         (170,947)         (346,527)         (160,630)
                                                --------------    --------------    --------------    --------------
Net change in contract owners' equity .......          280,510           968,954           343,287         1,042,169
Contract owners' equity beginning
 of period ..................................        3,159,001         2,190,047         4,198,853         3,156,684
                                                --------------    --------------    --------------    --------------
Contract owners' equity end of period .......   $    3,439,511         3,159,001         4,542,140         4,198,853
                                                ==============    ==============    ==============    ==============
CHANGES IN UNITS:
  Beginning units ...........................          184,554           198,522           284,376           297,261
                                                --------------    --------------    --------------    --------------
  Units purchased ...........................           16,790            22,922            10,409            14,469
  Units redeemed ............................          (28,518)          (36,890)          (32,656)          (27,354)
                                                --------------    --------------    --------------    --------------
  Ending units ..............................          172,826           184,554           262,129           284,376
                                                ==============    ==============    ==============    ==============
                                                          GVITTGroFoc3                          GVITWLead
                                                --------------------------------    --------------------------------
                                                     2004              2003              2004              2003
                                                --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ..............              (63)             (179)           (9,710)           (8,744)
  Realized gain (loss) on investments .......            4,827                26           (25,300)          (75,342)
  Change in unrealized gain (loss)
   on investments ...........................           (4,109)            4,422           127,114           270,575
  Reinvested capital gains ..................                -                 -                 -                 -
                                                --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................              655             4,269            92,104           186,489
                                                --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................                -                 -                 -             1,832
  Transfers between funds ...................           (7,865)           11,735           (13,386)          (63,105)
  Redemptions (note 3) ......................          (11,921)                -           (34,835)          (17,220)
  Annuity benefits ..........................                -                 -                 -                 -
  Annual contract maintenance charges
   (note 2) .................................                -                 -               (42)              (56)
  Contingent deferred sales charges
   (note 2) .................................                -                 -              (286)             (244)
  Adjustments to maintain reserves ..........                1                (2)               15                13
                                                --------------    --------------    --------------    --------------
      Net equity transactions ...............          (19,785)           11,733           (48,534)          (78,780)
                                                --------------    --------------    --------------    --------------
Net change in contract owners' equity .......          (19,130)           16,002            43,570           107,709
Contract owners' equity beginning
 of period ..................................           19,130             3,128           706,623           598,914
                                                --------------    --------------    --------------    --------------
Contract owners' equity end of period .......                -            19,130           750,193           706,623
                                                ==============    ==============    ==============    ==============
CHANGES IN UNITS:
  Beginning units ...........................            1,723               418            90,822           103,271
                                                --------------    --------------    --------------    --------------
  Units purchased ...........................                -             1,305                 -               610
  Units redeemed ............................           (1,723)                -            (6,276)          (13,059)
                                                --------------    --------------    --------------    --------------
  Ending units ..............................                -             1,723            84,546            90,822
                                                ==============    ==============    ==============    ==============

                                                                     (Continued)
                                       20

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GVITWLead3                           JanCapAp
                                                --------------------------------    --------------------------------
                                                     2004              2003              2004              2003
                                                --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ..............   $       (1,630)             (413)          (33,025)          (27,422)
  Realized gain (loss) on investments .......            1,780               411          (161,050)         (348,725)
  Change in unrealized gain (loss)
   on investments ...........................           21,101            12,460           553,283           783,529
  Reinvested capital gains ..................                -                 -                 -                 -
                                                --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................           21,251            12,458           359,208           407,382
                                                --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................           71,658             4,312            35,902            71,117
  Transfers between funds ...................           16,294            53,551          (158,537)          (34,697)
  Redemptions (note 3) ......................           (2,926)             (191)         (265,005)         (167,270)
  Annuity benefits ..........................                -                 -                 -                 -
  Annual contract maintenance charges
   (note 2) .................................               (3)                -              (592)             (620)
  Contingent deferred sales charges
   (note 2) .................................                -                 -           (10,021)           (4,635)
  Adjustments to maintain reserves ..........              (17)                4               120                72
                                                --------------    --------------    --------------    --------------
      Net equity transactions ...............           85,006            57,676          (398,133)         (136,033)
                                                --------------    --------------    --------------    --------------
Net change in contract owners' equity .......          106,257            70,134           (38,925)          271,349
Contract owners' equity beginning
 of period ..................................           70,134                 -         2,506,683         2,235,334
                                                --------------    --------------    --------------    --------------
Contract owners' equity end of period .......   $      176,391            70,134         2,467,758         2,506,683
                                                ==============    ==============    ==============    ==============
CHANGES IN UNITS:
  Beginning units ...........................            5,173                 -           397,969           420,848
                                                --------------    --------------    --------------    --------------
  Units purchased ...........................            6,707             5,404             6,714            19,575
  Units redeemed ............................             (472)             (231)          (67,940)          (42,454)
                                                --------------    --------------    --------------    --------------
  Ending units ..............................           11,408             5,173           336,743           397,969
                                                ==============    ==============    ==============    ==============
                                                           JanGlTechS2                          JanGlTech
                                                --------------------------------    --------------------------------
                                                     2004              2003              2004              2003
                                                --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ..............           (1,085)             (438)          (12,783)          (12,370)
  Realized gain (loss) on investments .......            1,267            (6,725)         (183,276)         (391,082)
  Change in unrealized gain (loss)
   on investments ...........................             (391)           13,764           185,806           722,396
  Reinvested capital gains ..................                -                 -                 -                 -
                                                --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................             (209)            6,601           (10,253)          318,944
                                                --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................           13,386             7,534               869                 -
  Transfers between funds ...................            3,423            31,425           (42,087)          (75,087)
  Redemptions (note 3) ......................           (8,784)           (4,764)          (62,360)          (54,679)
  Annuity benefits ..........................             (599)                -              (182)                -
  Annual contract maintenance charges
   (note 2) .................................              (44)              (16)             (288)             (302)
  Contingent deferred sales charges
   (note 2) .................................              (63)              (32)           (2,381)           (1,786)
  Adjustments to maintain reserves ..........               68                (5)               39                (7)
                                                --------------    --------------    --------------    --------------
      Net equity transactions ...............            7,387            34,142          (106,390)         (131,861)
                                                --------------    --------------    --------------    --------------
Net change in contract owners' equity .......            7,178            40,743          (116,643)          187,083
Contract owners' equity beginning
 of period ..................................           76,743            36,000         1,015,527           828,444
                                                --------------    --------------    --------------    --------------
Contract owners' equity end of period .......           83,921            76,743           898,884         1,015,527
                                                ==============    ==============    ==============    ==============
CHANGES IN UNITS:
  Beginning units ...........................            7,463             5,079           293,472           345,768
                                                --------------    --------------    --------------    --------------
  Units purchased ...........................            1,442             6,381                 -                 -
  Units redeemed ............................             (936)           (3,997)          (31,719)          (52,296)
                                                --------------    --------------    --------------    --------------
  Ending units ..............................            7,969             7,463           261,753           293,472
                                                ==============    ==============    ==============    ==============

                                                                     (Continued)
                                       21

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           JanIntGroS2                         JanIntGro
                                                --------------------------------    --------------------------------
                                                     2004              2003              2004              2003
                                                --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ..............   $         (877)             (505)          (10,058)           (6,877)
  Realized gain (loss) on investments .......           13,804            (7,132)          (55,418)         (284,862)
  Change in unrealized gain (loss)
   on investments ...........................            9,877            47,425           352,058           736,195
  Reinvested capital gains ..................                -                 -                 -                 -
                                                --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................           22,804            39,788           286,582           444,456
                                                --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................           15,095            27,111                 -                 -
  Transfers between funds ...................          (17,059)            1,866           (32,686)         (149,193)
  Redemptions (note 3) ......................          (15,464)          (16,628)          (94,638)         (114,167)
  Annuity benefits ..........................                -                 -                 -                 -
  Annual contract maintenance charges
   (note 2) .................................              (86)              (52)             (368)             (384)
  Contingent deferred sales charges
   (note 2) .................................             (383)             (173)           (2,018)           (3,328)
  Adjustments to maintain reserves ..........                9            18,510               275           (17,572)
                                                --------------    --------------    --------------    --------------
      Net equity transactions ...............          (17,888)           30,634          (129,435)         (284,644)
                                                --------------    --------------    --------------    --------------
Net change in contract owners' equity .......            4,916            70,422           157,147           159,812
Contract owners' equity beginning
 of period ..................................          162,832            92,410         1,786,106         1,626,294
                                                --------------    --------------    --------------    --------------
Contract owners' equity end of period .......   $      167,748           162,832         1,943,253         1,786,106
                                                ==============    ==============    ==============    ==============
CHANGES IN UNITS:
  Beginning units ...........................           15,868            11,947           304,328           367,575
                                                --------------    --------------    --------------    --------------
  Units purchased ...........................            3,922             9,715                 -                 -
  Units redeemed ............................           (5,824)           (5,794)          (21,395)          (63,247)
                                                --------------    --------------    --------------    --------------
  Ending units ..............................           13,966            15,868           282,933           304,328
                                                ==============    ==============    ==============    ==============
                                                           JPMSTMidCap                        NBAMTGuard
                                                --------------------------------    --------------------------------
                                                     2004              2003             2004              2003
                                                --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ..............             (702)                -           (9,546)           (2,882)
  Realized gain (loss) on investments .......              108                 -           (5,521)          (12,935)
  Change in unrealized gain (loss)
   on investments ...........................           13,738                 -          117,688           175,154
  Reinvested capital gains ..................                -                 -                -                 -
                                                --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................           13,144                 -          102,621           159,337
                                                --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................                -                 -           52,905            19,683
  Transfers between funds ...................          105,834                 -            4,342            47,426
  Redemptions (note 3) ......................           (3,006)                -          (26,908)          (12,498)
  Annuity benefits ..........................                -                 -                -                 -
  Annual contract maintenance charges
   (note 2) .................................              (15)                -              (93)              (87)
  Contingent deferred sales charges
   (note 2) .................................                -                 -             (188)                -
  Adjustments to maintain reserves ..........                5                 -               11                 6
                                                --------------    --------------    --------------    --------------
      Net equity transactions ...............          102,818                 -           30,069            54,530
                                                --------------    --------------    --------------    --------------
Net change in contract owners' equity .......          115,962                 -          132,690           213,867
Contract owners' equity beginning
 of period ..................................                -                 -          697,437           483,570
                                                --------------    --------------    --------------    --------------
Contract owners' equity end of period .......          115,962                 -          830,127           697,437
                                                ==============    ==============    ==============    ==============
CHANGES IN UNITS:
  Beginning units ...........................                -                 -           65,822            59,292
                                                --------------    --------------    --------------    --------------
  Units purchased ...........................           10,482                 -            7,189             9,309
  Units redeemed ............................             (290)                -           (4,404)           (2,779)
                                                --------------    --------------    --------------    --------------
  Ending units ..............................           10,192                 -           68,607            65,822
                                                ==============    ==============    ==============    ==============

                                                                     (Continued)
                                       22

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            NBAMTMCGr                           NBAMTPart
                                                --------------------------------    --------------------------------
                                                     2004              2003              2004              2003
                                                --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ..............   $      (41,175)          (36,366)           (9,017)           (7,469)
  Realized gain (loss) on investments .......         (159,165)         (246,951)           (1,404)           (4,746)
  Change in unrealized gain (loss)
   on investments ...........................          615,705           896,506           116,744           166,024
  Reinvested capital gains ..................                -                 -                 -                 -
                                                --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................          415,365           613,189           106,323           153,809
                                                --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................           44,222            79,478            13,340            15,301
  Transfers between funds ...................           26,960           (80,902)           54,801            (5,747)
  Redemptions (note 3) ......................         (185,601)         (152,991)          (60,726)           (6,724)
  Annuity benefits ..........................                -                 -                 -                 -
  Annual contract maintenance charges
   (note 2) .................................             (656)             (674)              (47)              (52)
  Contingent deferred sales charges
   (note 2) .................................           (5,549)           (2,339)           (1,848)             (181)
  Adjustments to maintain reserves ..........              119               100                24                 1
                                                --------------    --------------    --------------    --------------
     Net equity transactions ................         (120,505)         (157,328)            5,544             2,598
                                                --------------    --------------    --------------    --------------
Net change in contract owners' equity .......          294,860           455,861           111,867           156,407
Contract owners' equity beginning
 of period ..................................        2,884,659         2,428,798           616,350           459,943
                                                --------------    --------------    --------------    --------------
Contract owners' equity end of period .......   $    3,179,519         2,884,659           728,217           616,350
                                                ==============    ==============    ==============    ==============
CHANGES IN UNITS:
  Beginning units ...........................          325,971           346,585            59,646            59,287
                                                --------------    --------------    --------------    --------------
  Units purchased ...........................           13,589            19,543             7,037             2,409
  Units redeemed ............................          (26,261)          (40,157)           (6,610)           (2,050)
                                                --------------    --------------    --------------    --------------
  Ending units ..............................          313,299           325,971            60,073            59,646
                                                ==============    ==============    ==============    ==============
                                                            OppAggGro                           OppCapAp
                                                --------------------------------    --------------------------------
                                                     2004              2003              2004              2003
                                                --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ..............          (80,819)          (73,525)         (110,957)          (94,081)
  Realized gain (loss) on investments .......         (786,555)       (1,234,166)         (392,918)         (960,878)
  Change in unrealized gain (loss)
   on investments ...........................        1,835,074         2,406,776         1,030,499         3,443,160
  Reinvested capital gains ..................                -                 -                 -                 -
                                                --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................          967,700         1,099,085           526,624         2,388,201
                                                --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................           95,116           173,286           151,303           241,294
  Transfers between funds ...................         (190,893)         (209,335)          (49,179)         (299,163)
  Redemptions (note 3) ......................         (238,763)         (373,358)         (678,818)         (710,700)
  Annuity benefits ..........................                -                 -                 -                 -
  Annual contract maintenance charges
   (note 2) .................................           (1,402)           (1,398)           (3,083)           (3,176)
  Contingent deferred sales charges
   (note 2) .................................           (5,490)          (12,059)          (13,903)          (14,035)
  Adjustments to maintain reserves ..........              276               122               487             1,445
                                                --------------    --------------    --------------    --------------
      Net equity transactions ...............         (341,156)         (422,742)         (593,193)         (784,335)
                                                --------------    --------------    --------------    --------------
Net change in contract owners' equity .......          626,544           676,343           (66,569)        1,603,866
Contract owners' equity beginning
 of period ..................................        5,594,786         4,918,443        10,389,644         8,785,778
                                                --------------    --------------    --------------    --------------
Contract owners' equity end of period .......        6,221,330         5,594,786        10,323,075        10,389,644
                                                ==============    ==============    ==============    ==============
CHANGES IN UNITS:
  Beginning units ...........................          736,879           802,210         1,024,415         1,118,284
                                                --------------    --------------    --------------    --------------
  Units purchased ...........................           15,751            33,072            31,753            49,543
  Units redeemed ............................          (58,811)          (98,403)          (90,722)         (143,412)
                                                --------------    --------------    --------------    --------------
  Ending units ..............................          693,819           736,879           965,446         1,024,415
                                                ==============    ==============    ==============    ==============

                                                                     (Continued)
                                       23

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            OppMSFund                           SalBrCap
                                                --------------------------------    --------------------------------
                                                     2004              2003              2004              2003
                                                --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ..............   $      (59,353)          (44,514)         (130,219)         (142,960)
  Realized gain (loss) on investments .......         (286,410)         (441,869)           24,779          (290,767)
  Change in unrealized gain (loss)
   on investments ...........................        1,147,301         2,722,243         1,053,190         4,403,781
  Reinvested capital gains ..................                -                 -                 -                 -
                                                --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................          801,538         2,235,860           947,750         3,970,054
                                                --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................          386,081           454,955           520,948           617,157
  Transfers between funds ...................         (330,154)         (165,474)          (88,570)           20,623
  Redemptions (note 3) ......................       (1,147,806)         (780,923)       (1,085,354)       (1,091,867)
  Annuity benefits ..........................                -                 -                 -                 -
  Annual contract maintenance charges
   (note 2) .................................           (2,170)           (2,301)           (2,738)           (2,643)
  Contingent deferred sales charges
   (note 2) .................................          (28,308)          (16,674)          (23,345)          (22,652)
  Adjustments to maintain reserves ..........              479               125               777             2,312
                                                --------------    --------------    --------------    --------------
    Net equity transactions .................       (1,121,878)         (510,292)         (678,282)         (477,070)
                                                --------------    --------------    --------------    --------------
Net change in contract owners' equity .......         (320,340)        1,725,568           269,468         3,492,984
Contract owners' equity beginning
 of period ..................................       11,115,529         9,389,961        14,759,462        11,266,478
                                                --------------    --------------    --------------    --------------
Contract owners' equity end of period .......   $   10,795,189        11,115,529        15,028,930        14,759,462
                                                ==============    ==============    ==============    ==============
CHANGES IN UNITS:
  Beginning units ...........................        1,252,731         1,322,245         1,121,498         1,173,568
                                                --------------    --------------    --------------    --------------
  Units purchased ...........................           47,364            82,616            51,227            84,050
  Units redeemed ............................         (172,815)         (152,130)         (103,384)         (136,120)
                                                --------------    --------------    --------------    --------------
  Ending units ..............................        1,127,280         1,252,731         1,069,341         1,121,498
                                                ==============    ==============    ==============    ==============
                                                            SalBrHYBd                           SalBrInv
                                                --------------------------------    --------------------------------
                                                     2004              2003              2004              2003
                                                --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ..............          128,494           131,423             1,848             2,216
  Realized gain (loss) on investments .......           29,835            (3,726)          (43,115)         (247,590)
  Change in unrealized gain (loss)
   on investments ...........................           97,413           367,749           572,996         1,688,907
  Reinvested capital gains ..................                -                 -                 -                 -
                                                --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................          255,742           495,446           531,729         1,443,533
                                                --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................           73,338            68,711            79,126           337,264
  Transfers between funds ...................          (62,346)          278,335          (136,752)          (10,919)
  Redemptions (note 3) ......................         (286,459)         (182,437)         (302,757)         (525,045)
  Annuity benefits ..........................                -                 -                 -                 -
  Annual contract maintenance charges
   (note 2) .................................             (469)             (531)           (1,015)           (1,120)
  Contingent deferred sales charges
   (note 2) .................................           (5,972)           (6,122)           (3,628)           (6,328)
  Adjustments to maintain reserves ..........              105                22               277                45
                                                --------------    --------------    --------------    --------------
    Net equity transactions .................         (281,803)          157,978          (364,749)         (206,103)
                                                --------------    --------------    --------------    --------------
Net change in contract owners' equity .......          (26,061)          653,424           166,980         1,237,430
Contract owners' equity beginning
 of period ..................................        2,787,671         2,134,247         6,372,426         5,134,996
                                                --------------    --------------    --------------    --------------
Contract owners' equity end of period .......        2,761,610         2,787,671         6,539,406         6,372,426
                                                ==============    ==============    ==============    ==============
CHANGES IN UNITS:
  Beginning units ...........................          203,726           191,007           569,592           598,838
                                                --------------    --------------    --------------    --------------
  Units purchased ...........................           12,876            31,741            11,669            55,408
  Units redeemed ............................          (32,345)          (19,022)          (44,125)          (84,654)
                                                --------------    --------------    --------------    --------------
  Ending units ..............................          184,257           203,726           537,136           569,592
                                                ==============    ==============    ==============    ==============

                                                                     (Continued)
                                       24

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           SalBrTotRet                         VEWrldEMktR1
                                                --------------------------------    --------------------------------
                                                     2004              2003              2004              2003
                                                --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ..............   $       16,907             9,350            (1,299)                -
  Realized gain (loss) on investments .......            8,472           (31,552)              479                 -
  Change in unrealized gain (loss)
   on investments ...........................          173,405           457,829            62,701                 -
  Reinvested capital gains ..................           72,469            44,757                 -                 -
                                                --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................          271,253           480,384            61,881                 -
                                                --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................           65,628           427,999                49                 -
  Transfers between funds ...................           83,183            52,072           205,775                 -
  Redemptions (note 3) ......................         (246,973)         (367,372)           (2,984)                -
  Annuity benefits ..........................                -                 -                 -                 -
  Annual contract maintenance charges
   (note 2) .................................           (1,301)           (1,320)               (3)                -
  Contingent deferred sales charges
   (note 2) .................................           (2,166)           (7,265)                -                 -
  Adjustments to maintain reserves ..........              168                 -                 3                 -
                                                --------------    --------------    --------------    --------------
    Net equity transactions .................         (101,461)          104,114           202,840                 -
                                                --------------    --------------    --------------    --------------
Net change in contract owners' equity .......          169,792           584,498           264,721                 -
Contract owners' equity beginning
 of period ..................................        3,867,173         3,282,675                 -                 -
                                                --------------    --------------    --------------    --------------
Contract owners' equity end of period .......   $    4,036,965         3,867,173           264,721                 -
                                                ==============    ==============    ==============    ==============
CHANGES IN UNITS:
  Beginning units ...........................          356,571           345,934                 -                 -
                                                --------------    --------------    --------------    --------------
  Units purchased ...........................           21,992            53,984            21,386                 -
  Units redeemed ............................          (31,389)          (43,347)             (393)                -
                                                --------------    --------------    --------------    --------------
  Ending units ..............................          347,174           356,571            20,993                 -
                                                ==============    ==============    ==============    ==============
                                                            VEWrldEMkt                         VEWrldHAsR1
                                                --------------------------------    --------------------------------
                                                     2004              2003              2004              2003
                                                --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ..............          (11,051)          (12,851)               (3)                -
  Realized gain (loss) on investments .......          (13,258)          (32,490)                1                 -
  Change in unrealized gain (loss)
   on investments ...........................          289,680           486,116               105                 -
  Reinvested capital gains ..................                -                 -                 -                 -
                                                --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................          265,371           440,775               103                 -
                                                --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................            5,879             1,332                 -                 -
  Transfers between funds ...................          (30,904)            9,542               662                 -
  Redemptions (note 3) ......................         (117,178)          (26,016)                -                 -
  Annuity benefits ..........................                -                 -                 -                 -
  Annual contract maintenance charges
   (note 2) .................................             (173)             (159)                -                 -
  Contingent deferred sales charges
   (note 2) .................................           (3,200)             (659)                -                 -
  Adjustments to maintain reserves ..........               77                13                (4)                -
                                                --------------    --------------    --------------    --------------
    Net equity transactions .................         (145,499)          (15,947)              658                 -
                                                --------------    --------------    --------------    --------------
Net change in contract owners' equity .......          119,872           424,828               761                 -
Contract owners' equity beginning
 of period ..................................        1,305,643           880,815                 -                 -
                                                --------------    --------------    --------------    --------------
Contract owners' equity end of period .......        1,425,515         1,305,643               761                 -
                                                ==============    ==============    ==============    ==============
CHANGES IN UNITS:
  Beginning units ...........................          103,518           106,173                 -                 -
                                                --------------    --------------    --------------    --------------
  Units purchased ...........................           11,796             3,342                61                 -
  Units redeemed ............................          (24,262)           (5,997)                -                 -
                                                --------------    --------------    --------------    --------------
  Ending units ..............................           91,052           103,518                61                 -
                                                ==============    ==============    ==============    ==============

                                                                     (Continued)
                                       25

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued Years Ended December 31, 2004 and 2003

                                                            VEWrldHAs                            VKEmMkt
                                                --------------------------------    --------------------------------
                                                     2004              2003              2004              2003
                                                --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ..............   $       (1,824)           (1,184)           10,585            (2,476)
  Realized gain (loss) on investments .......            4,503               (51)            4,154            (4,576)
  Change in unrealized gain (loss)
   on investments ...........................           33,653            47,591            (5,829)           46,787
  Reinvested capital gains ..................                -                 -             6,167                 -
                                                --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................           36,332            46,356            15,077            39,735
                                                --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................                -                 -             8,385             8,824
  Transfers between funds ...................           11,287            28,045            15,966            15,247
  Redemptions (note 3) ......................           (9,533)           (1,105)          (12,694)         (235,551)
  Annuity benefits ..........................                -                 -                 -                 -
  Annual contract maintenance charges
   (note 2) .................................                -                (5)              (99)              (88)
  Contingent deferred sales charges
   (note 2) .................................              (18)                -              (384)             (140)
  Adjustments to maintain reserves ..........                6                (1)               36               (15)
                                                --------------    --------------    --------------    --------------
    Net equity transactions .................            1,742            26,934            11,210          (211,723)
                                                --------------    --------------    --------------    --------------
Net change in contract owners' equity .......           38,074            73,290            26,287          (171,988)
Contract owners' equity beginning
 of period ..................................          160,775            87,485           171,239           343,227
                                                --------------    --------------    --------------    --------------
Contract owners' equity end of period .......   $      198,849           160,775           197,526           171,239
                                                ==============    ==============    ==============    ==============
CHANGES IN UNITS:
  Beginning units ...........................           11,728             9,129             9,343            23,610
                                                --------------    --------------    --------------    --------------
  Units purchased ...........................            1,355             2,688             1,660             2,747
  Units redeemed ............................           (1,217)              (89)           (1,072)          (17,014)
                                                --------------    --------------    --------------    --------------
  Ending units ..............................           11,866            11,728             9,931             9,343
                                                ==============    ==============    ==============    ==============
                                                           VKUSRealEst
                                                --------------------------------
                                                     2004              2003
                                                --------------    --------------
Investment activity:
  Net investment income (loss) ..............            2,708           (15,779)
  Realized gain (loss) on investments .......           42,948             6,432
  Change in unrealized gain (loss)
   on investments ...........................          438,976           360,018
  Reinvested capital gains ..................           29,846                 -
                                                --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................          514,478           350,671
                                                --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................           26,876           130,148
  Transfers between funds ...................          221,321            74,057
  Redemptions (note 3) ......................          (93,221)          (48,365)
  Annuity benefits ..........................                -                 -
  Annual contract maintenance charges
   (note 2) .................................             (412)             (395)
  Contingent deferred sales charges
   (note 2) .................................           (2,000)           (1,565)
  Adjustments to maintain reserves ..........               96                20
                                                --------------    --------------
    Net equity transactions .................          152,660           153,900
                                                --------------    --------------
Net change in contract owners' equity .......          667,138           504,571
Contract owners' equity beginning
 of period ..................................        1,395,659           891,088
                                                --------------    --------------
Contract owners' equity end of period .......        2,062,797         1,395,659
                                                ==============    ==============
CHANGES IN UNITS:
  Beginning units ...........................           78,403            67,873
                                                --------------    --------------
  Units purchased ...........................           16,525            18,108
  Units redeemed ............................           (8,763)           (7,578)
                                                --------------    --------------
  Ending units ..............................           86,165            78,403
                                                ==============    ==============

See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT-8
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2004 and 2003

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account-8 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 3, 1995. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b)  The Contracts

          Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          Contract owners in either the accumulation or payout phase may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                  American Century VP - Income & Growth Fund - Class I
                   (ACVPIncGr)
                  American Century VP - International Fund - Class I (ACVPInt) American Century VP - International Fund - Class III
                   (ACVPInt3)
                  American Century VP - Ultra/(R)/ Fund - Class I (ACVPUltra) American Century VP - Value Fund - Class I (ACVPVal)

              Portfolios of the Credit Suisse Trust;
                  Credit Suisse Trust - Global Post-Venture Capital Portfolio
                   (CSGPVen)*
                  Credit Suisse Trust - International Focus Portfolio
                   (CSIntFoc)*
                  Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)

               Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                     (DrySmCapIxS)
                    Dreyfus Socially Responsible Growth Fund, Inc., The
                     (DrySRGro)
                    Dreyfus Stock Index Fund - Initial Shares (DryStkIx)*

              Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                  Dreyfus VIF - Appreciation Portfolio - Initial Shares
                   (DryVIFApp)

              Portfolios of the Federated Insurance Series (Federated IS);
                  Federated IS - American Leaders Fund II - Primary Shares
                   (FedAmLead)*
                  Federated IS - High Income Bond Fund II - Primary Shares
                   (FedHiInc)*
                  Federated IS - Quality Bond Fund II - Primary Shares
                   (FedQualBd)

          Portfolios of the Fidelity/(R)/ Variable Insurance Products Fund
           (Fidelity/(R)/ VIP);
                  Fidelity/(R)/ VIP - Equity-Income Portfolio - Initial Class
                   (FidVIPEI)*
                  Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class
                   (FidVIPEIS)
                  Fidelity/(R)/ VIP - Growth Portfolio - Service Class
                   (FidVIPGrS)
                  Fidelity/(R)/ VIP - High Income Portfolio - Service Class
                   (FidVIPHIS)
                  Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class
                   (FidVIPOv)*
                  Fidelity/(R)/ VIP - Overseas Portfolio - Service Class
                   (FidVIPOvS)
                  Fidelity/(R)/ VIP - Overseas Portfolio - Service Class R
                   (FidVIPOvSR)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

     Portfolio of the Fidelity/(R)/ Variable Insurance Products Fund II
      (Fidelity/(R)/ VIP II);
       Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class
        (FidVIPConS)
     Portfolios of the Fidelity/(R)/ Variable Insurance Products Fund III
      (Fidelity/(R)/ VIP III);
       Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class
        (FidVIPGrOpS)
       Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class
        (FidVIPValS)
     Portfolios of the Gartmore Variable Insurance Trust (Gartmore GVIT) (Gartmore is an affiliate of the Company);
       Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
       Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapl) Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)*
       Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
       Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc) Gartmore GVIT Global Technology and Communications Fund - Class I
        (GVITGlTech)
       Gartmore GVIT Global Technology and Communications Fund - Class III
        (GVITGlTech3)
       Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
       Gartmore GVIT Growth Fund - Class I (GVITGrowth)
       Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg)
       Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon)
       Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod)
       Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg) Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon) Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
       Gartmore GVIT International Growth Fund - Class III (GVITIntGro3) Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal)*
       Gartmore GVIT MAS Multi Sector Bond Fund - Class I (GVITMMultiSec)* Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
       Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
       Gartmore GVIT Nationwide/(R)/ Fund - Class I (GVITNWFund)
         (formerly Gartmore GVIT Total Return Fund - Class I)
       Gartmore GVIT Nationwide/(R)/ Strategic Value Fund - Class I
        (GVITNStrVal)*
       Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
       Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
       Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
       Gartmore GVIT Turner Growth Focus Fund - Class I (GVITTGroFoc)* Gartmore GVIT Turner Growth Focus Fund - Class III (GVITTGroFoc3)* Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
        (GVITVKMultiSec)*
       Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
       Gartmore GVIT Worldwide Leaders Fund - Class III (GVITWLead3)

     Portfolios of the Janus Aspen Series (Janus AS);
       Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp) Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2) Janus AS - Global Technology Portfolio - Service Shares (JanGlTech) Janus AS - International Growth Portfolio - Service II Shares
        (JanIntGroS2)
       Janus AS - International Growth Portfolio - Service Shares (JanIntGro)

     Portfolio of the JPMorgan Series Trust II;
       JPMorgan Series Trust II - JPMorgan Mid Cap Value Portfolio (JPMSTMidCap)

     Portfolios of the MFS Variable Insurance Trust (MFS/(R)/ VIT);
       MFS/(R)/ VIT - Emerging Growth Series - Initial Class (MFSEmGrSe)* MFS/(R)/ VIT - Total Return Series - Initial Class (MFSTotReSe)*

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

          Portfolios of the Neuberger Berman Advisers Management Trust
           (Neuberger Berman AMT);
            Neuberger Berman AMT - Guardian Portfolio - I Class (NBAMTGuard) Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I Class
             (NBAMTMCGr)
            Neuberger Berman AMT - Partners Portfolio/(R)/ - I Class (NBAMTPart) Neuberger Berman AMT - Socially Responsive Portfolio - I Class
             (NBAMSocRes)*

          Portfolios of the Oppenheimer Variable Annuity (VA);
            Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro) Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp) Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)* Oppenheimer Main Street Fund/(R)//VA - Initial Class (OppMSFund)
              (formerly Oppenheimer Main Street Growth & Income Fund/VA -
               Service Class)

          Portfolios of the Salomon Brothers Variable Series Funds Inc. (Salomon Brothers VSF Inc.);
            Salomon Brothers VSF Inc. - All Cap Fund - Class I (SalBrCap)
              (formerly Salomon Brothers VSF Inc. Capital Fund)
            Salomon Brothers VSF Inc. - High Yield Bond Fund - Class I
             (SalBrHYBd)
            Salomon Brothers VSF Inc. - Investors Fund - Class I (SalBrInv) Salomon Brothers VSF Inc. - Total Return Fund - Class I (SalBrTotRet)

          Strong Opportunity Fund (StOpp)*

          Strong Opportunity Fund II, Inc. (StOpp2)*

          Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
            Van Eck WIT - Worldwide Emerging Markets Fund - Class R1
             (VEWrldEMktR1)
            Van Eck WIT - Worldwide Emerging Markets Fund - Initial Class
             (VEWrldEMkt)
            Van Eck WIT - Worldwide Hard Assets Fund - Class R1 (VEWrldHAsR1) Van Eck WIT - Worldwide Hard Assets Fund - Initial Class (VEWrldHAs)

          Portfolios of the Van Kampen Universal Institutional Funds, Inc. (Van
           Kampen UIF);
            Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (VKEmMkt) Van Kampen UIF - Mid Cap Growth Portfolio - Class I (VKMidCapG)*
            Van Kampen UIF - U.S. Real Estate Portfolio - Class I (VKUSRealEst)

          *At December 31, 2004, contract owners were not invested in this fund.

     Effective May 2002, due to the Dreyfus Investment Portfolio - European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust - Money Market Fund - Class I.

     The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

     The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

     A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2004 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of purchase payments surrendered. This charge declines a specified percentage each year to 0% after the purchase payment has been held in the contract for 7 years. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company may deduct an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the next page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                                                           America's
                                                                             America's      Vision
                                                                              Vision         Plus
                                                                            ----------    ----------
                      Nationwide Variable Account-8 Options
Variable Account Charges - Recurring ....................................         1.40%         1.40%
Beneficiary Protector Option ............................................            -          0.40%
  Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.

Maximum Variable Account Charges* .......................................         1.40%         1.80%

* When maximum options are utilized.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2004.

                         Total    ACVPIncGr       ACVPInt     ACVPInt3     ACVPUltra       ACVPVal       CSLCapV   DrySmCapIxS
                --------------  -----------  ------------  -----------  ------------  ------------  ------------  ------------
1.40%           $    2,965,429       36,370        65,505        5,934           418        80,396         1,824         5,015
1.80%                    9,103            -             -            -             -           122             -             -
                --------------  -----------  ------------  -----------  ------------  ------------  ------------  ------------
  Totals        $    2,974,532       36,370        65,505        5,934           418        80,518         1,824         5,015
                ==============  ===========  ============  ===========  ============  ============  ============  ============

                      DrySRGro    DryVIFApp     FedQualBd    FidVIPEIS     FidVIPGrS     FidVIPHIS     FidVIPOvS    FidVIPOvSR
                --------------  -----------  ------------  -----------  ------------  ------------  ------------  ------------
1.40%           $       47,278       49,763        70,657      162,719       277,872        26,066        35,334         5,313
1.80%                        -          629           719        1,576           324            74             -             -
                --------------  -----------  ------------  -----------  ------------  ------------  ------------  ------------
  Totals        $       47,278       50,392        71,376      164,295       278,196        26,140        35,334         5,313
                ==============  ===========  ============  ===========  ============  ============  ============  ============

                    FidVIPConS  FidVIPGrOpS    FidVIPValS     GVITCVal  GVITDMidCapI   GVITEmMrkts  GVITEmMrkts3    GVITFHiInc
                --------------  -----------  ------------  -----------  ------------  ------------  ------------  ------------
1.40%           $      214,127       27,672         3,569       12,036       106,509           135         1,465        13,370
1.80%                      206            -             -            -           113             -             -             -
                --------------  -----------  ------------  -----------  ------------  ------------  ------------  ------------
  Totals        $      214,333       27,672         3,569       12,036       106,622           135         1,465        13,370
                ==============  ===========  ============  ===========  ============  ============  ============  ============

                    GVITGlTech  GVITGlTech3     GVITGvtBd   GVITGrowth     GVITIDAgg     GVITIDCon     GVITIDMod  GVITIDModAgg
                --------------  -----------  ------------  -----------  ------------  ------------  ------------  ------------
1.40%           $           26           98       220,120       14,813         4,697        15,777        36,903        22,190
1.80%                        -            -         1,991            -             -             -             -             -
                --------------  -----------  ------------  -----------  ------------  ------------  ------------  ------------
  Totals        $           26           98       222,111       14,813         4,697        15,777        36,903        22,190
                ==============  ===========  ============  ===========  ============  ============  ============  ============

                  GVITIDModCon   GVITIntGro   GVITIntGro3  GVITSMdCpGr     GVITMyMkt    GVITNWFund   GVITNStrVal   GVITSmCapGr
                --------------  -----------  ------------  -----------  ------------  ------------  ------------  ------------
1.40%           $       27,964          116           528       22,599       142,980       120,129           145        21,175
1.80%                        -            -             -            -             -           375             -             -
                --------------  -----------  ------------  -----------  ------------  ------------  ------------  ------------
  Totals        $       27,964          116           528       22,599       142,980       120,504           145        21,175
                ==============  ===========  ============  ===========  ============  ============  ============  ============

                  GVITSmCapVal   GVITSmComp  GVITTGroFoc3    GVITWLead    GVITWLead3      JanCapAp   JanGlTechS2     JanGlTech
                --------------  -----------  ------------  -----------  ------------  ------------  ------------  ------------
1.40%           $       44,898       59,099            63        9,710         1,630        33,412         1,085        12,783
1.80%                        -            -             -            -             -           191             -             -
                --------------  -----------  ------------  -----------  ------------  ------------  ------------  ------------
  Totals        $       44,898       59,099            63        9,710         1,630        33,603         1,085        12,783
                ==============  ===========  ============  ===========  ============  ============  ============  ============

                   JanIntGroS2    JanIntGro   JPMSTMidCap   NBAMTGuard     NBAMTMCGr     NBAMTPart     OppAggGro      OppCapAp
                --------------  -----------  ------------  -----------  ------------  ------------  ------------  ------------
1.40%           $        2,120       24,969           702       10,493        41,175         9,092        80,701       143,045
1.80%                        -            -             -            -             -             -           118           616
                --------------  -----------  ------------  -----------  ------------  ------------  ------------  ------------
  Totals        $        2,120       24,969           702       10,493        41,175         9,092        80,819       143,661
                ==============  ===========  ============  ===========  ============  ============  ============  ============

                     OppMSFund     SalBrCap     SalBrHYBd     SalBrInv   SalBrTotRet  VEWrldEMktR1    VEWrldEMkt   VEWrldHAsR1
                --------------  -----------  ------------  -----------  ------------  ------------  ------------  ------------
1.40%           $      150,666      208,136        39,258       89,633        55,226         1,299        18,594             3
1.80%                    1,018          344             -          575           112             -             -             -
                --------------  -----------  ------------  -----------  ------------  ------------  ------------  ------------
  Totals        $      151,684      208,480        39,258       90,208        55,338         1,299        18,594             3
                ==============  ===========  ============  ===========  ============  ============  ============  ============

                     VEWrldHAs      VKEmMkt   VKUSRealEst
                --------------  -----------  ------------
1.40%           $        2,489        2,611        22,930
1.80%                        -            -             -
                --------------  -----------  ------------
  Totals        $        2,489        2,611        22,930
                ==============  ===========  ============

                                                                     (Continued)

     NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2004 and 2003, total transfers to the Account from the fixed account were $4,536,445 and $5,719,417, respectively, and total transfers from the Account to the fixed account were $1,544,361 and $6,276,464, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For guaranteed minimum death benefits, the Company contributed $199,459 and $303,601 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

                                                                     (Continued)

     NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS,Continued)

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner.Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns.The following tabular presentation is a summary of units, unit fair values and contract owners'equity outstanding for variable annuity contracts as of the end of the period indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2004.Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping.The range is determined by identifying the lowest and the highest contract expense rate.The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                            Contract                                                   Investment
                             Expense                      Unit           Contract        Income          Total
                              Rate*         Units      Fair Value      Owners'Equity     Ratio**       Return***
                         --------------   --------   --------------   --------------   ----------   --------------
American Century VP - Income & Growth Fund - Class I
  2004 ..............         1.40%        275,863      $ 10.20       $    2,814,366      1.36%         11.41%
  2003 ..............         1.40%        270,203         9.16            2,474,279      1.17%         27.54%
  2002 ..............         1.40%        250,186         7.18            1,796,233      1.10%        -20.50%
  2001 ..............         1.40%        260,646         9.03            2,353,906      0.84%         -9.64%
  2000 ..............         1.40%        204,713         9.99            2,046,104      0.28%        -11.86%

American Century VP - International Fund - Class I
  2004 ..............         1.40%        532,877         9.16            4,878,891      0.54%         13.32%
  2003 ..............         1.40%        596,775         8.08            4,821,869      0.71%         22.77%
  2002 ..............         1.40%        688,081         6.58            4,528,535      0.85%        -21.49%
  2001 ..............         1.40%        872,497         8.38            7,313,854      0.09%        -30.17%
  2000 ..............         1.40%        908,393        12.00           10,905,148      0.06%        -17.98%

American Century VP - International Fund - Class III
  2004 ..............         1.40%         43,591        11.20              488,162      0.52%         13.47%
  2003 ..............         1.40%         40,870         9.87              403,359      0.73%         22.77%
  2002 ..............         1.40%         23,266         8.04              187,035      0.00%        -19.61%         (a)(b)

American Century VP - Ultra/(R)/ Fund - Class I
  2004 ..............         1.40%          4,073        10.70               43,587      0.00%          9.13%
  2003 ..............         1.40%          1,597         9.81               15,661      0.00%         23.15%
  2002 ..............         1.40%             76         7.96                  605      0.33%        -20.37%         (a)(b)

American Century VP - Value Fund - Class I
  2004 ..............    1.40% to 1.80%    385,376   15.76 to 13.07        6,072,845      0.97%      12.73% to  12.28%
  2003 ..............    1.40% to 1.80%    399,980   13.98 to 11.64        5,591,093      1.03%      27.15% to  26.64%
  2002 ..............    1.40% to 1.80%    393,412    9.19 to 11.00        4,324,838      0.86%     -14.19% to -13.84%
  2001 ..............    1.40% to 1.80%    309,733   10.71 to 12.76        3,952,319      0.79%       7.15% to  11.23% (a)
  2000 ..............         1.40%        126,122        11.47            1,447,110      0.29%         16.50%

Credit Suisse Trust - Large Cap Value Portfolio
  2004 ..............         1.40%          8,076        10.98               88,636      0.32%          9.78%
  2003 ..............         1.40%         18,430        10.00              184,246      0.71%         23.41%
  2002 ..............         1.40%         19,997         8.10              161,986      0.98%        -24.17%
  2001 ..............         1.40%         20,806        10.68              222,269      0.00%         -0.48%
  2000 ..............         1.40%         20,814        10.73              223,418      1.48%          7.39%

Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
  2004 ..............         1.40%         41,772        12.41              518,530      0.48%         20.18%
  2003 ..............         1.40%         21,303        10.33              220,039      0.31%         35.85%
  2002 ..............         1.40%            492         7.60                3,741      0.32%         -23.97%        (a)(b)

Dreyfus Socially Responsible Growth Fund, Inc., The
  2004 ..............         1.40%        431,849         7.32            3,162,534      0.36%          4.72%
  2003 ..............         1.40%        515,644         6.99            3,605,857      0.10%         24.24%
  2002 ..............         1.40%        614,136         5.63            3,456,674      0.20%        -29.94%
  2001 ..............         1.40%        762,556         8.03            6,126,444      0.06%        -23.67%
  2000 ..............         1.40%        725,271        10.53            7,633,483      1.47%        -12.27%

                                                                     (Continued)

     NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS,Continued)

                            Contract                                                   Investment
                             Expense                      Unit           Contract        Income          Total
                              Rate*         Units      Fair Value      Owners'Equity     Ratio**       Return***
                         --------------   --------   --------------   --------------   ----------   --------------
Dreyfus VIF - Appreciation Portfolio - Initial Shares
  2004 ..............    1.40% to 1.80%    367,587   $ 9.79 to 9.22   $    3,594,725      1.64%       3.58% to   3.16%
  2003 ..............    1.40% to 1.80%    386,221     9.45 to 8.93        3,646,902      1.37%      19.47% to  18.99%
  2002 ..............    1.40% to 1.80%    393,543     7.51 to 7.91        3,110,617      1.02%     -18.22% to -17.88%
  2001 ..............    1.40% to 1.80%    456,408     9.18 to 9.63        4,393,471      0.89%     -10.59% to  -8.20% (b)
  2000 ..............         1.40%        381,878        10.77            4,112,684      1.20%          -2.03%

Federated IS - Quality Bond Fund II - Primary Shares
  2004 ..............    1.40% to 1.80%    376,047   13.13 to 11.65        4,932,997      4.15%       2.17% to 1.75%
  2003 ..............    1.40% to 1.80%    400,580   12.85 to 11.45        5,143,710      3.38%       3.18% to 2.76%
  2002 ..............    1.40% to 1.80%    406,235   11.14 to 12.46        5,055,726      3.21%       7.34% to 7.78%
  2001 ..............    1.40% to 1.80%    315,665   10.38 to 11.56        3,644,583      1.94%       3.77% to 6.49%   (a)
  2000 ..............         1.40%        163,979        10.85            1,779,658      0.26%          8.91%

Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class
  2004 ..............    1.40% to 1.80%  1,016,343   11.94 to 10.66       12,127,693      1.43%       9.82% to   9.38%
  2003 ..............    1.40% to 1.80%  1,053,914   10.88 to 9.75        11,451,998      1.61%      28.40% to  27.88%
  2002 ..............    1.40% to 1.80%  1,081,163    7.62 to 8.47         9,151,283      1.71%     -18.49% to -18.16%
  2001 ..............    1.40% to 1.80%  1,144,546    9.35 to 10.35       11,839,582      1.45%      -6.49% to  -6.43% (a)
  2000 ..............         1.40%        835,981        11.06            9,246,249      0.34%          6.80%

Fidelity/(R)/ VIP - Growth Portfolio - Service Class
  2004 ..............    1.40% to 1.80%  2,419,977    8.00 to 7.85        19,357,545      0.17%       1.82% to   1.40%
  2003 ..............    1.40% to 1.80%  2,629,076    7.86 to 7.74        20,654,769      0.19%      30.92% to  30.39%
  2002 ..............    1.40% to 1.80%  2,877,438    5.94 to 6.00        17,266,579      0.15%     -31.46% to -31.18%
  2001 ..............    1.40% to 1.80%  3,419,931    8.66 to 8.72        29,818,892      0.00%     -18.89% to -13.37% (b)
  2000 ..............         1.40%      3,150,284        10.75           33,863,342      0.03%        -12.31%

Fidelity/(R)/ VIP - High Income Portfolio - Service Class
  2004 ..............    1.40% to 1.80%    199,142     9.49 to 12.26       1,890,686      7.90%       7.94% to  7.50%
  2003 ..............    1.40% to 1.80%    203,628     8.79 to 11.41       1,791,138      6.50%      25.19% to 24.69%
  2002 ..............         1.40%        196,211         7.02            1,377,853     11.04%          2.17%
  2001 ..............         1.40%        220,196         6.87            1,513,477     11.63%        -13.14%
  2000 ..............         1.40%        173,115         7.91            1,369,826      2.07%        -23.69%

Fidelity/(R)/ VIP - Overseas Portfolio - Service Class
  2004 ..............         1.40%        279,800         9.51            2,662,237      1.06%         11.90%
  2003 ..............         1.40%        299,969         8.50            2,550,632      0.71%         41.20%
  2002 ..............         1.40%        336,058         6.02            2,023,692      0.80%        -21.46%
  2001 ..............         1.40%        426,463         7.67            3,269,788      5.39%        -22.38%
  2000 ..............         1.40%        459,387         9.88            4,537,898      0.54%        -20.28%

Fidelity/(R)/ VIP - Overseas Portfolio - Service Class R
  2004 ..............         1.40%         36,879        12.21              450,279      0.87%         11.91%
  2003 ..............         1.40%         21,273        10.91              232,098      0.67%         41.25%
  2002 ..............         1.40%          9,740         7.72               75,234      0.00%        -22.76%         (a)(b)

Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class
  2004 ..............    1.40% to 1.80%  1,319,733   12.02 to 11.98       15,866,961      0.25%      13.73% to 13.26%
  2003 ..............    1.40% to 1.80%  1,443,383   10.57 to 10.58       15,259,299      0.35%      26.56% to 26.04%
  2002 ..............         1.40%      1,521,102         8.35           12,706,437      0.79%        -10.69%
  2001 ..............         1.40%      1,811,908         9.35           16,948,037      0.69%        -13.60%
  2000 ..............         1.40%      1,749,181        10.83           18,935,810      0.12%         -8.01%

Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class
  2004 ..............         1.40%        261,625         7.60            1,988,275      0.47%          5.56%
  2003 ..............         1.40%        278,722         7.20            2,006,624      0.67%         27.85%
  2002 ..............         1.40%        346,681         5.63            1,952,229      0.96%        -23.01%
  2001 ..............         1.40%        399,964         7.31            2,925,447      0.25%        -15.64%
  2000 ..............         1.40%        388,532         8.67            3,368,860      0.50%        -18.33%

Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class
  2004 ..............         1.40%         22,599        13.01              293,966      0.00%         12.39%
  2003 ..............         1.40%         22,305        11.57              258,152      0.00%         55.58%
  2002 ..............         1.40%          1,415         7.44               10,526      0.00%        -25.61%         (a)(b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                    Contract                                                  Investment
                                    Expense                        Unit          Contract       Income           Total
                                     Rate*          Units       Fair Value    Owners' Equity    Ratio**        Return***
                                 --------------   ---------   --------------  --------------  ----------   ------------------
Gartmore GVIT Comstock Value Fund - Class I
  2004 .....................          1.40%         106,122     $  9.64       $    1,022,952       1.27%         15.85%
  2003 .....................          1.40%          94,377        8.32              785,241       1.24%         29.59%
  2002 .....................          1.40%         100,006        6.42              642,059       1.36%        -26.19%
  2001 .....................          1.40%         110,991        8.70              965,470       1.43%        -13.39%
  2000 .....................          1.40%          97,093       10.04              975,152       1.21%        -11.87%
Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
  2004 .....................     1.40% to 1.80%     496,569   16.35 to 12.22       8,118,655       0.53%    14.11% to  13.65%
  2003 .....................     1.40% to 1.80%     525,831   14.33 to 10.75       7,533,955       0.45%    32.77% to  32.23%
  2002 .....................     1.40% to 1.80%     578,271    8.13 to 10.79       6,240,538       0.37%   -16.83% to -16.49%
  2001 .....................     1.40% to 1.80%     612,540    9.78 to 12.93       7,916,538       0.52%    -2.70% to  -2.23% (b)
  2000 .....................          1.40%         456,756       13.28            6,067,601       0.88%         13.60%
Gartmore GVIT Emerging Markets Fund - Class I
  2003 .....................          1.40%           1,025       11.05               11,331       0.48%         62.95%
  2002 .....................          1.40%           1,555        6.78               10,549       0.23%        -16.42%
  2001 .....................          1.40%           1,027        8.12                8,336       1.27%         -6.52%       (a)(b)
Gartmore GVIT Emerging Markets Fund - Class III
  2004 .....................          1.40%           9,404       14.55              136,824       1.31%         19.07%
  2003 .....................          1.40%           3,923       12.22               47,938       0.18%         62.91%
  2002 .....................          1.40%             501        7.50                3,758       5.05%        -24.99%       (a)(b)
Gartmore GVIT Federated High Income Bond Fund - Class I
  2004 .....................          1.40%          79,215       12.69            1,005,433       7.47%          8.56%
  2003 .....................          1.40%          74,616       11.69              872,421       7.57%         20.56%
  2002 .....................          1.40%          70,370        9.70              682,457       8.68%          1.78%
  2001 .....................          1.40%          59,096        9.53              563,096      11.31%          2.75%
  2000 .....................          1.40%          32,664        9.27              302,911      13.30%         -9.55%
Gartmore GVIT Global Technology and Communications Fund - Class I
  2004 .....................          1.40%             704        3.01                2,117       0.00%          2.85%
  2003 .....................          1.40%             706        2.92                2,064       0.00%         53.06%
  2002 .....................          1.40%           2,064        1.91                3,943       0.44%        -43.58%
  2001 .....................          1.40%           3,729        3.39               12,628       0.00%        -43.53%
Gartmore GVIT Global Technology and Communications Fund - Class III
  2004 .....................          1.40%             615       11.20                6,891       0.00%          2.82%
  2003 .....................          1.40%             916       10.90                9,982       0.00%         53.02%
  2002 .....................          1.40%              12        7.12                   85       0.00%        -28.78%       (a)(b)
Gartmore GVIT Government Bond Fund - Class I
  2004 .....................     1.40% to 1.80%   1,121,366   13.06 to 11.50      14,632,732       5.50%     1.82% to  1.40%
  2003 .....................     1.40% to 1.80%   1,294,042   12.83 to 11.34      16,587,355       3.13%     0.57% to  0.16%
  2002 .....................     1.40% to 1.80%   1,413,032   11.33 to 12.76      18,011,113       4.56%     8.99% to  9.43%
  2001 .....................     1.40% to 1.80%   1,125,512   10.39 to 11.66      13,108,751       5.47%     3.92% to  5.75%  (a)
  2000 .....................          1.40%         508,979       11.02            5,610,831       6.20%         10.97%
Gartmore GVIT Growth Fund - Class I
  2004 .....................          1.40%         202,457        5.26            1,065,308       0.31%          6.64%
  2003 .....................          1.40%         219,678        4.93            1,083,921       0.02%         30.88%
  2002 .....................          1.40%         239,854        3.77              904,218       0.00%        -29.72%
  2001 .....................          1.40%         295,386        5.36            1,584,488       0.00%        -29.15%
  2000 .....................          1.40%         273,531        7.57            2,070,889       0.23%        -27.56%
Gartmore GVIT ID Aggressive Fund - Class II
  2004 .....................          1.40%          58,835       12.02              707,230       1.71%         12.43%
  2003 .....................          1.40%          12,952       10.69              138,477       1.39%         30.02%
  2002 .....................          1.40%           4,329        8.22               35,597       0.48%        -17.77%       (a)(b)
Gartmore GVIT ID Conservative Fund - Class II
  2004 .....................          1.40%         129,584       10.89            1,411,181       2.38%          3.19%
  2003 .....................          1.40%          86,112       10.55              908,801       2.59%          6.40%
  2002 .....................          1.40%          31,825        9.92              315,681       2.40%         -0.81%       (a)(b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                    Contract                                                  Investment
                                    Expense                        Unit          Contract       Income           Total
                                     Rate*          Units       Fair Value    Owners' Equity    Ratio**        Return***
                                 --------------   ---------   --------------  --------------  ----------   ------------------
Gartmore GVIT ID Moderate Fund - Class II
  2004 .....................         1.40%          255,069   $    11.53      $    2,941,643       2.13%          8.00%
  2003 .....................         1.40%          202,719        10.68           2,164,674       1.75%         18.37%
  2002 .....................         1.40%           60,280         9.02             543,780       2.10%         -9.79%       (a)(b)
Gartmore GVIT ID Moderately Aggressive Fund - Class II
  2004 .....................         1.40%          152,212        11.83           1,801,211       1.90%         10.52%
  2003 .....................         1.40%          110,062        10.71           1,178,411       1.26%         24.87%
  2002 .....................         1.40%           58,948         8.57             505,432       1.49%        -14.26%       (a)(b)
Gartmore GVIT ID Moderately Conservative Fund - Class II
  2004 .....................         1.40%          215,545        11.27           2,429,733       2.27%          5.66%
  2003 .....................         1.40%          154,692        10.67           1,650,375       2.28%         12.11%
  2002 .....................         1.40%           78,183         9.52             744,034       2.57%         -4.83%       (a)(b)
Gartmore GVIT International Growth Fund - Class I
  2004 .....................         1.40%            1,241         7.31               9,067       0.81%         12.60%
  2003 .....................         1.40%            1,293         6.49               8,390       0.00%         33.73%
  2002 .....................         1.40%            1,311         4.85               6,362       0.00%        -25.17%
  2001 .....................         1.40%            1,444         6.48               9,364      11.00%        -29.66%
Gartmore GVIT International Growth Fund - Class III
  2004 .....................         1.40%            4,449        11.68              51,957       0.93%         12.75%
  2003 .....................         1.40%            3,452        10.36              35,754       0.00%         33.44%
  2002 .....................         1.40%            1,011         7.76               7,847       0.00%        -22.38%       (a)(b)
Gartmore GVIT Mid Cap Growth Fund - Class I
  2004 .....................         1.40%          218,357         7.96           1,738,055       0.00%         13.72%
  2003 .....................         1.40%          224,581         7.00           1,571,880       0.00%         38.18%
  2002 .....................         1.40%          246,785         5.07           1,250,067       0.00%        -37.90%
  2001 .....................         1.40%          286,498         8.16           2,336,883       0.00%        -31.29%
  2000 .....................         1.40%          281,483        11.87           3,341,652       0.00%        -16.56%
Gartmore GVIT Money Market Fund - Class I
  2004 .....................         1.40%          889,486        10.61           9,433,841       0.78%         -0.60%
  2003 .....................         1.40%        1,048,726        10.67          11,189,870       0.61%         -0.78%
  2002 .....................         1.40%        1,413,484        10.75          15,200,867       1.24%         -0.21%
  2001 .....................         1.40%        1,351,456        10.78          14,563,734       3.44%          2.15%
  2000 .....................         1.40%          531,050        10.55           5,602,593       6.05%          4.55%
Gartmore GVIT Nationwide/(R)/ Fund - Class I
  2004 .....................     1.40% to 1.80%     862,514   10.06 to 10.14       8,672,922       1.24%     8.21% to   7.78%
  2003 .....................     1.40% to 1.80%     957,084    9.29 to  9.41       8,893,349       0.54%    25.73% to  25.22%
  2002 .....................     1.40% to 1.80%   1,096,544    7.39 to  7.51       8,104,140       0.87%   -18.84% to -18.51%
  2001 .....................     1.40% to 1.80%   1,211,392    9.07 to  9.26      10,986,582       0.80%   -13.06% to  -7.40% (b)
  2000 .....................         1.40%          952,292        10.43           9,934,195       0.90%         -3.48%
Gartmore GVIT Nationwide/(R)/ Strategic Value Fund - Class I
  2003 .....................         1.40%            2,530        11.01              27,862       0.03%         36.87%
  2002 .....................         1.40%            2,477         8.05              19,931       0.01%        -26.41%
  2001 .....................         1.40%           18,946        10.93             207,144       0.69%         -4.62%
  2000 .....................         1.40%           12,858        11.46             147,389       0.00%          6.11%
Gartmore GVIT Small Cap Growth Fund - Class I
  2004 .....................         1.40%          136,511        11.67           1,592,731       0.00%         11.83%
  2003 .....................         1.40%          153,861        10.43           1,605,284       0.00%         32.39%
  2002 .....................         1.40%          159,664         7.88           1,258,290       0.00%        -34.22%
  2001 .....................         1.40%          164,348        11.98           1,969,107       0.00%        -12.10%
  2000 .....................         1.40%          152,072        13.63           2,072,741       0.00%        -17.34%
Gartmore GVIT Small Cap Value Fund - Class I
  2004 .....................         1.40%          172,826        19.80           3,421,420       0.00%         15.66%
  2003 .....................         1.40%          184,554        17.12           3,159,001       0.00%         54.66%
  2002 .....................     1.40% to 1.80%     198,522    6.92 to 11.07       2,190,047       0.01%   -28.48% to -28.18%
  2001 .....................     1.40% to 1.80%     194,983    9.68 to 15.41       3,000,453       0.04%    -3.20% to  26.47% (a)
  2000 .....................         1.40%          134,671        12.19           1,640,997       0.00%          9.65%

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                    Contract                                                  Investment
                                    Expense                        Unit          Contract       Income           Total
                                     Rate*          Units       Fair Value    Owners' Equity    Ratio**        Return***
                                 --------------   ---------   --------------  --------------  ----------   ------------------
Gartmore GVIT Small Company Fund - Class I
  2004 .....................         1.40%          262,129   $    17.33      $    4,542,140       0.00%         17.36%
  2003 .....................         1.40%          284,376        14.77           4,198,853       0.00%         39.04%
  2002 .....................         1.40%          297,261        10.62           3,156,684       0.00%        -45.99%
  2001 .....................         1.40%          325,477        13.03           4,240,229       0.11%         -8.02%
  2000 .....................         1.40%          299,060        14.16           4,235,738       0.03%          7.38%
Gartmore GVIT Turner Growth Focus Fund - Class I
  2001 .....................         1.40%              755         3.80               2,869       0.00%        -39.89%
Gartmore GVIT Turner Growth Focus Fund - Class III
  2003 .....................         1.40%            1,723        11.10              19,130       0.00%         48.37%
  2002 .....................         1.40%              418         7.48               3,128       0.00%        -25.17%       (a)(b)
Gartmore GVIT Worldwide Leaders Fund - Class I
  2004 .....................         1.40%           84,546         8.87             750,193       0.00%         14.05%
  2003 .....................         1.40%           90,822         7.78             706,623       0.00%         34.16%
  2002 .....................         1.40%          103,271         5.80             598,914       1.22%        -26.44%
  2001 .....................         1.40%          109,497         7.88             863,216       1.76%        -19.95%
  2000 .....................         1.40%          106,910         9.85           1,052,924       1.29%        -13.54%
Gartmore GVIT Worldwide Leaders Fund - Class III
  2004 .....................         1.40%           11,408        15.46             176,391       0.00%         14.05%
  2003 .....................         1.40%            5,173        13.56              70,134       0.00%         35.58%       (a)(b)
Janus AS - Capital Appreciation Portfolio - Service Shares
  2004 .....................     1.40% to 1.80%     336,743    7.32 to 9.38        2,467,758       0.02%    16.32% to  15.85%
  2003 .....................     1.40% to 1.80%     397,969    6.29 to 8.09        2,506,683       0.24%    18.55% to  18.07%
  2002 .....................     1.40% to 1.80%     420,848    5.31 to 6.86        2,235,334       0.31%   -17.44% to -17.11%
  2001 .....................     1.40% to 1.80%     487,923    6.40 to 8.30        3,125,669       0.90%   -22.93% to -16.95% (b)
  2000 .....................         1.40%          386,899        8.31            3,215,080       1.05%         -16.90%      (a)(b)
Janus AS - Global Technology Portfolio - Service II Shares
  2004 .....................         1.40%            7,969        10.22              81,474       0.00%         -0.58%
  2003 .....................         1.40%            7,463        10.28              76,743       0.00%         45.08%
  2002 .....................         1.40%            5,079         7.09              36,000       0.00%        -29.12%       (a)(b)
Janus AS - Global Technology Portfolio - Service Shares
  2004 .....................         1.40%          261,753         3.43             898,143       0.00%         -0.84%
  2003 .....................         1.40%          293,472         3.46           1,015,527       0.00%         44.43%
  2002 .....................         1.40%          345,768         2.40             828,444       0.00%        -41.76%
  2001 .....................         1.40%          401,951         4.11           1,653,621       0.62%        -38.20%
  2000 .....................         1.40%          289,716         6.66           1,928,663       1.20%        -33.43%       (a)(b)
Janus AS - International Growth Portfolio - Service II Shares
  2004 .....................         1.40%           13,966        12.01             167,748       0.75%         17.05%
  2003 .....................         1.40%           15,868        10.26             162,832       0.95%         32.66%
  2002 .....................         1.40%           11,947         7.74              92,410       0.38%        -22.65%       (a)(b)
Janus AS - International Growth Portfolio - Service Shares
  2004 .....................         1.40%          282,933         6.87           1,943,253       0.80%         17.03%
  2003 .....................         1.40%          304,328         5.87           1,786,106       0.88%         32.65%
  2002 .....................         1.40%          367,575         4.42           1,626,294       0.62%        -26.80%
  2001 .....................         1.40%          470,389         6.04           2,843,102       0.73%        -24.51%
  2000 .....................         1.40%          327,658         8.01           2,623,383       2.03%        -19.94%       (a)(b)
JPMorgan Series Trust II - JPMorgan Mid Cap Value Portfolio
  2004 .....................         1.40%           10,192        11.38             115,962       0.00%         13.78%       (a)(b)
Neuberger Berman AMT - Guardian Portfolio - I Class
  2004 .....................         1.40%           68,607        12.10             830,127       0.12%         14.19%
  2003 .....................         1.40%           65,822        10.60             697,437       0.90%         29.92%
  2002 .....................         1.40%           59,292         8.16             483,570       0.71%        -27.48%
  2001 .....................         1.40%           55,575        11.25             625,003       0.42%         -2.90%
  2000 .....................         1.40%           40,127        11.58             464,727       0.20%         -0.28%

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                    Contract                                                  Investment
                                    Expense                        Unit          Contract       Income           Total
                                     Rate*          Units       Fair Value    Owners' Equity    Ratio**        Return***
                                 --------------   ---------   --------------  --------------  ----------   ------------------
Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I Class
  2004 .....................         1.40%          313,299   $    10.15      $    3,179,519       0.00%         14.68%
  2003 .....................         1.40%          325,971         8.85           2,884,659       0.00%         26.28%
  2002 .....................         1.40%          346,585         7.01           2,428,798       0.00%        -30.33%
  2001 .....................         1.40%          376,746        10.06           3,789,556       0.00%        -25.71%
  2000 .....................         1.40%          343,557        13.54           4,651,565       0.00%         -8.75%
Neuberger Berman AMT - Partners Portfolio/(R)/ - I Class
  2004 .....................         1.40%           60,073        12.12             728,217       0.01%         17.31%
  2003 .....................         1.40%           59,646        10.33             616,350       0.00%         33.20%
  2002 .....................         1.40%           59,287         7.76             459,943       0.54%        -25.21%
  2001 .....................         1.40%           57,673        10.37             598,209       0.36%         -4.20%
  2000 .....................         1.40%           42,613        10.83             461,361       0.09%         -0.70%
Oppenheimer Aggressive Growth Fund/VA - Initial Class
  2004 .....................     1.40% to 1.80%     693,819    8.97 to  9.06       6,221,330       0.00%    18.10% to 17.62%
  2003 .....................     1.40% to 1.80%     736,879    7.59 to  7.70       5,594,786       0.00%    23.83% to 23.33%
  2002 .....................         1.40%          802,210         6.13           4,918,443       0.70%        -28.80%
  2001 .....................         1.40%          916,594         8.61           7,893,280       0.92%        -32.24%
  2000 .....................         1.40%          875,332        12.71          11,124,034       0.00%        -12.48%
Oppenheimer Capital Appreciation Fund/VA - Initial Class
  2004 .....................     1.40% to 1.80%     965,446   10.70 to  8.40      10,323,075       0.32%     5.44% to   5.01%
  2003 .....................     1.40% to 1.80%   1,024,415   10.15 to  8.00      10,389,644       0.38%    29.11% to  28.59%
  2002 .....................     1.40% to 1.80%   1,118,284    6.22 to  7.86       8,785,778       0.61%   -28.18% to -27.88%
  2001 .....................     1.40% to 1.80%   1,225,154    8.67 to 10.90      13,348,283       0.62%   -13.81% to -13.34% (b)
  2000 .....................         1.40%        1,007,367        12.65          12,741,632       0.06%         -1.62%
Oppenheimer Main Street Fund/(R)//VA - Initial Class
  2004 .....................     1.40% to 1.80%   1,127,280    9.58 to  9.75      10,795,189       0.84%     7.93% to   7.49%
  2003 .....................     1.40% to 1.80%   1,252,731    8.87 to  9.07      11,115,529       0.93%    24.95% to  24.44%
  2002 .....................     1.40% to 1.80%   1,322,245    7.10 to  7.29       9,389,961       0.78%   -20.26% to -19.94%
  2001 .....................     1.40% to 1.80%   1,400,831    8.87 to  9.14      12,425,085       0.53%   -11.43% to  -8.57% (b)
  2000 .....................         1.40%        1,083,351        10.01          10,847,305       0.20%        -10.05%
Salomon Brothers VSF Inc. - All Cap Fund - Class I
  2004 .....................     1.40% to 1.80%   1,069,341   14.06 to 10.06      15,028,930       0.53%     6.80% to   6.36%
  2003 .....................     1.40% to 1.80%   1,121,498   13.17 to  9.46      14,759,462       0.25%    37.09% to  36.53%
  2002 .....................     1.40% to 1.80%   1,173,568    6.93 to  9.60      11,266,478       0.42%   -26.41% to -26.11%
  2001 .....................     1.40% to 1.80%   1,191,775    9.41 to 13.00      15,488,381       0.78%    -5.87% to   0.47% (a)
  2000 .....................         1.40%          895,490        12.94          11,585,351       0.98%         16.59%
Salomon Brothers VSF Inc. - High Yield Bond Fund - Class I
  2004 .....................         1.40%          184,257        14.99           2,761,610       6.05%          9.53%
  2003 .....................         1.40%          203,726        13.68           2,787,671       6.76%         22.46%
  2002 .....................         1.40%          191,007        11.17           2,134,247       7.61%          5.81%
  2001 .....................         1.40%          166,474        10.56           1,757,969       9.03%          3.66%
  2000 .....................         1.40%          125,878        10.19           1,282,377      17.44%         -1.41%
Salomon Brothers VSF Inc. - Investors Fund - Class I
  2004 .....................     1.40% to 1.80%     537,136   12.19 to  9.71       6,539,406       1.43%     8.83% to   8.39%
  2003 .....................     1.40% to 1.80%     569,592   11.20 to  8.96       6,372,426       1.36%    30.48% to  29.95%
  2002 .....................     1.40% to 1.80%     598,838    6.90 to  8.58       5,134,996       1.16%   -24.44% to -24.13%
  2001 .....................     1.40% to 1.80%     586,817    9.13 to 11.31       6,632,102       0.87%    -8.73% to  -5.50% (a)
  2000 .....................         1.40%          375,929        11.97           4,500,901       1.31%         13.63%
Salomon Brothers VSF Inc. - Total Return Fund - Class I
  2004 .....................     1.40% to 1.80%     347,174   11.63 to 10.91       4,036,965       1.83%     7.22% to   6.78%
  2003 .....................     1.40% to 1.80%     356,571   10.85 to 10.22       3,867,173       1.64%    14.29% to  13.83%
  2002 .....................     1.40% to 1.80%     345,934    8.98 to  9.49       3,282,675       1.55%    -8.54% to  -8.17%
  2001 .....................         1.40%          298,720        10.33           3,087,144       2.65%         -2.20%
  2000 .....................         1.40%          174,110        10.57           1,839,752       5.79%          6.40%
Van Eck WIT - Worldwide Emerging Markets Fund - Class R1
  2004 .....................         1.40%           20,993        12.61             264,721       0.00%         26.10%       (a)(b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

                          Contract                                             Investment
                          Expense                   Unit         Contract        Income         Total
                            Rate*      Units     Fair Value   Owners' Equity      Ratio**     Return***
                          -------     -------    ----------   --------------   ----------    ------------
Van Eck WIT - Worldwide Emerging Markets Fund - Initial Class
  2004 ................     1.40%      91,052   $  15.66      $    1,425,515      0.55%            24.13%
  2003 ................     1.40%     103,518      12.61           1,305,643      0.10%            52.03%
  2002 ................     1.40%     106,173       8.30             880,815      0.21%            -4.26%
  2001 ................     1.40%     141,871       8.67           1,229,368      0.00%            -3.19%
  2000 ................     1.40%     149,767       8.95           1,340,618      0.00%           -42.68%

Van Eck WIT - Worldwide Hard Assets Fund - Class R1
  2004 ................     1.40%          61      12.47                 761      0.00%            24.67% (a)(b)

Van Eck WIT - Worldwide Hard Assets Fund - Initial Class
  2004 ................     1.40%      11,866      16.76             198,849      0.37%            22.49%
  2003 ................     1.40%      11,728      13.71             160,775      0.34%            43.05%
  2002 ................     1.40%       9,129       9.58              87,485      0.98%            -4.19%
  2001 ................     1.40%      11,606      10.00             116,092      1.04%           -11.71%
  2000 ................     1.40%       7,795      11.33              88,309      0.44%             9.85%

Van Kampen UIF - Emerging Markets Debt Portfolio - Class I
  2004 ................     1.40%       9,931      19.89             197,526      7.16%             8.52%
  2003 ................     1.40%       9,343      18.33             171,239      0.00%            26.08%
  2002 ................     1.40%      23,610      14.54             343,227      6.53%             7.69%
  2001 ................     1.40%      27,000      13.50             364,470      9.01%             8.55%
  2000 ................     1.40%      27,654      12.44             343,894     20.47%             9.84% (a)(b)

Van Kampen UIF - U.S. Real Estate Portfolio - Class I
  2004 ................     1.40%      86,165      23.94           2,062,797      1.48%            34.49%
  2003 ................     1.40%      78,403      17.80           1,395,659      0.00%            35.59%
  2002 ................     1.40%      67,873      13.13             891,088      3.88%            -2.18%
  2001 ................     1.40%      41,796      13.42             560,937      5.61%             8.30%
  2000 ................     1.40%      12,215      12.39             151,378     22.92%             3.91% (a)(b)
                                                              --------------

2004 Reserves for annuity contracts in payout phase: ......            140,185
                                                              -----------------
2004 Contract owners' equity ..............................   $    217,312,602
                                                              =================
2003 Contract owners' equity ..............................   $    212,439,145
                                                              =================
2002 Contract owners' equity ..............................   $    182,935,330
                                                              =================
2001 Contract owners' equity ..............................   $    232,199,228
                                                              =================
2000 Contract owners' equity ..............................   $    211,715,531
                                                              =================

     * This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

     ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units.The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

     *** This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b)Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period.These returns were not annualized.Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-8:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-8 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
March 4, 2005

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

                                                                    PRSRT STD
                                                                   U.S.POSTAGE
                                                                      PAID
                                                                    NATIONWIE

Nationwide/(R)/ is a registered federal service mark of Nationwide Mutual Insurance Company